As filed with the Securities and Exchange Commission on January 18, 2005

1933 Act Registration No. 333-70752

1940 Act Registration No. 811-10507

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 11	☒

and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 12	☒

(Check appropriate box or boxes)

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s telephone number, including area code: (212) 554-1234

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a) of Rule 485
☒	75 days after filing pursuant to paragraph (a)

AXA Enterprise Multimanager Funds Trust

Contents of Registration Statement

This Registration Statement consists of the following papers and documents.

Cover Sheet

Contents of Registration Statement

Prospectus

Statement of Additional Information

Part C—Other Information

Signature Page

Exhibits

SUPPLEMENT DATED                     , 2005 TO THE PROSPECTUS DATED JANUARY 10, 2005

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA Enterprise Allocation Fund

AXA Enterprise Moderate-Plus Allocation Fund

This Supplement updates certain information contained in the above-dated Prospectus, which accompanies this Supplement. Unless indicated otherwise, this Supplement does not supercede the Prospectus dated January 10, 2005 or any prior supplements. This Supplement describes one fund offered by the AXA Enterprise Multimanager Funds Trust (“Trust”) and the Class A, B, C and Y shares offered by the Trust on behalf of the fund that you can choose as an investment alternative. This Supplement and the accompanying Prospectus contain information you should know before investing. Please read these documents carefully before investing and keep them for future reference.

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined if this Supplement is accurate or complete. Anyone who tells you otherwise is committing a crime.

Supplement — Class A, B, C and Y

INTRODUCTION

AXA Enterprise Multimanager Funds Trust is comprised of distinct mutual funds, each with its own investment strategy and risk/reward profile. This Supplement describes the Class A, Class B, Class C and Class Y shares of the Trust’s AXA Enterprise Moderate-Plus Allocation Fund (“Moderate-Plus Allocation Fund”). The fund is a non-diversified fund. The Moderate-Plus Allocation Fund is designed as a convenient approach to help investors meet retirement and other long-term goals. Information on the Moderate-Plus Allocation Fund, including investment objective, investment strategies and investment risks, can be found on the pages following this introduction. The investment objective of the Moderate-Plus Allocation Fund may be changed without a shareholder vote.

The investment manager to the Moderate-Plus Allocation Fund is AXA Equitable Life Insurance Company (“AXA Equitable”). Information regarding AXA Equitable is included under “Management Team” in this supplement.

The distributor for the Moderate-Plus Allocation Fund is Enterprise Fund Distributors, Inc. (the “Distributor”).

An investment in the Moderate-Plus Allocation Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

Table of

THE MODERATE-PLUS ALLOCATION FUND AT A GLANCE

The Moderate-Plus Allocation Fund is designed as a convenient approach to help investors meet retirement and other long-term goals. Investors may choose to invest in one or more of the allocation funds offered by the Trust based on their risk tolerance, investment time horizons and personal investment goals.

There are four allocation funds — AXA Enterprise Conservative Allocation Fund (“Conservative Allocation Fund”), AXA Enterprise Moderate Allocation Fund (“Moderate Allocation Fund”), Moderate-Plus Allocation Fund and AXA Enterprise Aggressive Allocation Fund (“Aggressive Allocation Fund”) (each, an “Allocation Fund” and together, the “Allocation Funds”). Each Allocation Fund pursues its investment objective by investing exclusively in other mutual funds (the “Underlying Funds”) managed by AXA Equitable or Enterprise Capital Management, Inc. (“Enterprise Capital”), which is an affiliate of AXA Equitable. The chart below illustrates the Moderate-Plus Allocation Fund according to its relative emphasis on seeking income and seeking growth of capital:

Allocation Fund	Income	Growth of Capital
Moderate-Plus Allocation Fund	Low	Medium to High

AXA Equitable, under the oversight of the Trust’s Board of Trustees (the “Board”), has established an asset allocation target for the Moderate-Plus Allocation Fund. This target is the approximate percentage of the fund’s assets that is invested in Underlying Funds that emphasize investments in either equity securities or fixed income securities (referred to herein as “asset classes”). Subject to this asset allocation target, AXA Equitable also has established target investment percentages for each asset category in which the Moderate-Plus Allocation Fund invests. Each target investment percentage is an approximate percentage of a fund’s assets that is invested in Underlying Funds that emphasize investments in a particular asset category. As used in this prospectus, the term “asset category” refers to specific types of securities within each asset class (i.e., international equity securities, large cap equity securities, small/mid cap equity securities, investment grade bonds, and high yield bonds). These asset allocation targets and target investment percentages may be changed without shareholder approval.

AXA Equitable establishes the asset allocation targets for each asset class and the target investment percentages for each asset category and identifies the specific Underlying Funds in which to invest based on its proprietary investment process as well as its outlook for the economy, financial markets and relative market valuations. AXA Equitable may utilize the resources of a third party to assist it in modifying the asset allocation targets and target investment percentages. AXA Equitable also may add new Underlying Funds or replace existing Underlying Funds. The following chart describes the current and anticipated allocation among the asset classes and asset categories for the Moderate-Plus Allocation Fund.

Moderate-Plus Allocation
Range of Equities	77.5%
• International	25%
• Large Cap	35%
• Small/Mid Cap	17.5%
Range of Bonds	22.5%
• Investment Grade	17.5%
• High Yield	5%

Actual allocations can deviate from the amounts shown above by 15% for each asset class and each asset category. The Moderate-Plus Allocation Fund also may deviate temporarily from its asset allocation targets and target investment percentages for defensive purposes. In addition, the Moderate-Plus Allocation Fund may deviate from its asset allocation targets and target investment percentages as a result of appreciation or depreciation of the shares of the Underlying Funds in which it invests. The Moderate-Plus Allocation Fund has adopted certain policies to reduce the likelihood of such an occurrence. First, AXA Equitable will rebalance the Moderate-Plus Allocation Fund’s holdings on at least a quarterly basis. Rebalancing is the process of bringing the asset allocation of an Allocation Fund back into alignment with its target allocations. Second, AXA Equitable will not allocate any new investment dollars to any Underlying Fund in an asset class or category whose maximum percentage has been exceeded. Third, AXA Equitable will allocate new investment dollars on a priority basis to Underlying Funds in any asset class or category whose minimum percentage has not been achieved.

THE MODERATE-PLUS ALLOCATION FUND AT A GLANCE (cont’d)

In order to give you a better understanding of the types of Underlying Funds that fall within a particular asset category, the table below lists the Underlying Funds, divided by asset category, in which the Moderate-Plus Allocation Fund currently may invest. Each of the Underlying Funds is advised by AXA Equitable or Enterprise Capital and sub-advised by other advisers, certain of which are affiliates of AXA Equitable. You should be aware that in addition to the fees directly associated with an Allocation Fund, you will also indirectly bear the fees of the Underlying Funds, which include management and administration fees paid to AXA Equitable or Enterprise Capital, and in certain instances, advisory fees paid by AXA Equitable or Enterprise Capital to their affiliates. The Moderate-Plus Allocation Fund will purchase Class Y shares of the Underlying Funds, which are not subject to any sales charges or distribution or service (Rule 12b-1) fees.

Investment Grade Bond	High Yield Bond

AXA Enterprise Multimanager Core Bond Fund Enterprise Government Securities Fund Enterprise Short Duration Bond Fund Enterprise Tax-Exempt Fund Enterprise Total Return Fund	Enterprise High-Yield Bond Fund

Large Cap Equities	Small/Mid Cap Equities

AXA Enterprise Multimanager Growth Fund

AXA Enterprise Multimanager Core Equity Fund

AXA Enterprise Multimanager Value Fund

Enterprise Capital Appreciation Fund

Enterprise Deep Value Fund

Enterprise Equity Fund

Enterprise Equity Income Fund

Enterprise Growth Fund

Enterprise Growth and Income Fund

Enterprise Multi-Cap Growth Fund

AXA Enterprise Multimanager Small/Mid Cap Growth Fund

AXA Enterprise Multimanager Small/Mid Cap Value Fund

Enterprise Small Company Growth Fund

Enterprise Small Company Value Fund

International Equities

AXA Enterprise Multimanager International Equity Fund

Enterprise International Growth Fund

Please note that you may invest directly in the Underlying Funds and that, as an investor in the Moderate-Plus Allocation Fund, you will bear both the expenses of the Moderate-Plus Allocation Fund as well as the indirect expenses associated with the Underlying Funds. Therefore, you may be able to realize lower aggregate expenses by investing directly in the Underlying Funds of the Moderate-Plus Allocation Fund instead of in the Moderate-Plus Allocation Fund itself. An investor who chooses to invest directly in the Underlying Funds would not, however, receive the asset allocation and rebalancing services provided by AXA Equitable.

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AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND

Manager:	AXA Equitable

Key Characteristics:

•	Potential for long-term growth

•	Broad diversification through underlying funds

Investment Goal

Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

Principal Investment Strategies

This fund invests approximately 77.5% of its assets in Underlying Funds that emphasize equity investments and approximately 22.5% of its assets in Underlying Funds that emphasize fixed income investments. Subject to this asset allocation target, the fund generally invests its assets in Underlying Funds within the following asset categories in the approximate percentages shown in the chart below.

International Equity Securities	25%
Large Cap Equity Securities	35%
Small/Mid Cap Equity Securities	17.5%
Investment Grade Bonds	17.5%
High Yield Bonds	5%

Actual allocation between asset classes and among asset categories can deviate from the amounts shown above by 15% of the fund’s assets.

This fund is managed so that it can serve as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the fund. AXA Equitable has based the target investment percentages for the fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the fund’s investment objective. AXA Equitable may change the asset allocation ranges and the particular Underlying Funds in which the fund invests.

Principal Investment Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The principal risks presented by the fund are:

•	Risks Associated with Underlying Funds — Since the fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the fund. To the extent the fund invests in Underlying Funds that invest primarily in equity securities, the performance of the fund will be subject to the risks of investing in equity securities. To the extent the fund invests in Underlying Funds that invest primarily in fixed income securities, the performance of the fund will be subject to the risks of investing in fixed income securities, which may include non-investment grade securities.

•	Management Risk — The risk that AXA Equitable’s selection of the Underlying Funds, and its allocation and reallocation of fund assets among the Underlying Funds, may not produce the desired results.

•	Market Risk — The Underlying Funds’ share prices can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Funds may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Funds’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•

Non-Diversification Risk — The fund is non-diversified, which means that it can invest its assets in the securities of a limited number of issuers. This strategy may increase the volatility of the fund’s investment performance, as it may be more susceptible to risks associated with a single investment than a diversified fund. If

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the securities in which the fund invests perform poorly, it could incur greater losses than it would have had it been invested in a greater number of securities. For the Moderate-Plus Allocation Fund, this risk is limited because the fund invests its assets in the Underlying Funds, each of which generally has diversified holdings.

More information about the risks of an investment in the fund is provided below in “More About Investment Strategies & Risks.”

FUND PERFORMANCE

The following information gives some indication of the risks of an investment in the fund by showing yearly changes in the fund’s performance and by comparing the fund’s performance with a broad measure of market performance. Both the bar chart and table below assume reinvestment of dividends and other distributions and may include the effect of expense limitations that were in place during the periods shown.

The fund’s performance shown below is principally the performance of its predecessor registered investment company, the Enterprise Managed Fund (the “Enterprise Fund”), a series of The Enterprise Group of Funds, Inc., which is a separate investment company managed by Enterprise Capital Management, Inc., an affiliate of AXA Equitable. On April     , 2005, the fund merged with the Enterprise Fund and assumed its operating history and performance record. The performance results of the funds have been linked for purposes of this presentation.

Past performance (before and after taxes) is not an indication of future performance. This may be particularly true for this fund because its predecessor invested directly in a combination of equity and debt securities, while the fund invests substantially all of its assets in other mutual funds that emphasize either equity or debt investments.

Calendar Year Annual Total Returns (Class Y)

The following bar chart illustrates the annual total returns for the fund’s Class Y shares. The inception date for the Class Y shares of the fund is July 5, 1995. The returns for the fund’s Class A, B and C shares would be lower than the Class Y returns shown in the bar chart because those other classes have higher total expenses. In addition, the Class Y returns shown in the bar chart do not reflect sales charges, which would apply to Class A, B and C shares; if such sales charges were reflected, the returns shown would be lower.

Calendar Year Annual Total Returns (Class Y)

Best Quarter (% and time period)	Worst Quarter (% and time period)
13.55% (2nd Quarter 1997)	–16.38% (3rd Quarter 2001)

Average Annual Total Returns

for the period ended December 31, 2004

The table below shows how the average annual total returns (adjusted to reflect applicable sales charges) for each class of the fund (before and after taxes) for the periods shown compare to those of a broad-based index. The table also shows total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor’s own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Total Return (For the period ended December 31, 2004)
	1 Year	5 Years	10 Years	Since Inception
Class A — Return Before Taxes	8.13%	(2.04)%	7.75%	7.39%
Return After Taxes on Distributions	7.83%	(2.66)%	6.74%	6.40%
Return After Taxes on Distributions & Sales of Fund Shares	5.29%	(1.91)%	6.45%	6.13%
Class B — Return Before Taxes	7.56%	(2.57)%	N/A%	5.92%
Return After Taxes on Distributions	7.46%	(3.07)%	N/A%	4.98%
Return After Taxes on Distributions & Sales of Fund Shares	4.91%	(2.28)%	N/A%	4.84%
Class C — Return Before Taxes	7.58%	(2.60)%	N/A%	1.96%
Return After Taxes on Distributions	7.48%	(3.12)%	N/A%	0.98%
Return After Taxes on Distributions & Sales of Fund Shares	4.93%	(2.31)%	N/A%	1.37%
Class Y — Return Before Taxes	8.73%	(1.62)%	N/A%	6.05%
Return After Taxes on Distributions	8.25%	(2.34)%	N/A%	4.87%
Return After Taxes on Distributions & Sales of Fund Shares	5.67%	(1.62)%	N/A%	4.78%
S&P 500 Index*	10.88%	(2.30)%	12.07%	11.76%
*	Index returns do not reflect any deductions for expenses, brokerage commissions, sales charges or taxes. For more information on this index, see the following section “Description of Benchmark.”

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FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you would pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

AXA Enterprise Moderate-Plus Allocation Fund
	CLASS A		CLASS B		CLASS C		CLASS Y
Maximum sales charge (load)[1]	4.75%		5.00%		1.00%		None
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	[2]	None		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	[3]	5.00%	[4]	1.00%	[5]	None
Redemption fee (as a percentage of amount redeemed, if applicable)[6]	2.00%		2.00%		2.00%		2.00%
[1]	This sales charge includes both the maximum sales charge imposed at the time of purchase and the maximum applicable deferred sales charge.
[2]	This sales charge varies depending upon how much you invest. See “Shareholder Account Information.”
[3]	If you buy $1,000,000 or more of Class A shares and redeem those shares within two years of the date of purchase, a contingent deferred sales charge of 1.00% generally will apply to the redemptions of those shares.
[4]	This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See “Shareholder Account Information.”
[5]	This sales charge is imposed if you redeem Class C shares within one year of your purchase. See “Shareholder Account Information.”
[6]	If you redeem or exchange shares of the fund after holding them one month or less, a fee of 2.00% of the current net asset value of the shares being redeemed or exchanged may be assessed and retained by the fund for the benefit of the remaining shareholders.

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

AXA Enterprise Moderate-Plus Allocation Fund*
	CLASS A		CLASS B		CLASS C		CLASS Y
Management fee	0.20%		0.20%		0.20%		0.20%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%		1.00%		1.00%		None
Other expenses	0.55%		0.55%		0.55%		0.55%
Total operating expenses	1.20%		1.75%		1.75%		0.75%
Less fee waiver/expense reimbursement**	(0.30%	)	(0.30%	)	(0.30%	)	(0.30%	)
Net operating expenses***	0.90%		1.45%		1.45%		0.45%
*	The “Total Operating Expenses” of the fund are based on estimated expenses incurred by the fund’s predecessor and are restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of the fund through February 28, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Manager may discontinue this arrangement at any time after February 28, 2006. For more information on the Expense Limitation Agreement, see “Management Team — The Manager — Expense Limitation Agreement.”
***	The fund invests in shares of Underlying Funds. Therefore, the fund will, in addition to its own expenses such as management fees, bear its prorata share of the fees and expenses incurred by the Underlying Funds and the investment return of the fund will be reduced by each Underlying Fund’s expenses. As of the date of this prospectus, the range of expenses (as a percentage of average net assets) expected to be incurred indirectly in connection with the fund’s investments in Underlying Funds is 1.15% to 1.40%. Thus, the net operating expense ratio of the shares of the fund, including the fund’s direct and indirect expenses, is currently expected to range from 2.05% to 2.30% for Class A shares, 2.60% to 2.85% for Class B shares, 2.60% to 2.85% for Class C shares, and 1.60% to 1.85% for Class Y shares, after taking into account the fee waiver and expense reimbursement arrangement described above. Absent this arrangement, the total operating expense ratio of the shares of the fund would range from 2.81% to 3.06% for Class A shares, 3.36% to 3.61% for Class B shares, 3.36% to 3.61% for Class C shares, and 2.36% to 2.61% for Class Y shares. This information is based on a weighted-average range of the expense ratios since the average assets of the fund invested in Underlying Funds will fluctuate. The total expense ratios may be higher or lower depending on the allocation of the fund’s assets among Underlying Funds and the actual expenses of the Underlying Funds. An investor could realize lower overall expenses by investing directly in the Underlying Funds.

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FEES AND EXPENSES OF THE FUND (cont’d)

Example

This example is intended to help you compare the direct and indirect costs of investing in the fund with the cost of investing in other mutual funds. It does not show certain indirect costs of investing, including the costs of the Underlying Funds.

The example assumes that:

•	You invest $10,000 in the fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The expense limitation agreement currently in effect is not renewed.

This example should not be considered a representation of past or future expenses of the fund. Actual expenses may be higher or lower than those shown. This example does not reflect the fees and expenses of the Underlying Funds. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	AXA Enterprise Moderate-Plus Allocation Fund
	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 Year	$562	$648	$148	$248	$148	$46
3 Years	$810	$922	$522	$522	$522	$210
5 Years	$1,076	$1,121	$921	$921	$921	$387
10 Years	$1,835	$2,038	$2,038	$2,038	$2,038	$902
(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

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MORE ABOUT INVESTMENT STRATEGIES & RISKS

The fund follows a distinct set of investment strategies. To the extent the fund invests in Underlying Funds that invest primarily in equity securities, the performance of the fund will be subject to the risks of investing in equity securities. To the extent the fund invests in Underlying Funds that invest primarily in fixed income securities, the performance of the fund will be subject to the risks of investing in fixed income securities, which may include non-investment grade securities.

The fund also may hold cash or cash equivalents (instead of being allocated to an Underlying Fund) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should the fund take this action, it may not achieve its investment objective. The fund also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

The Underlying Funds have principal investment strategies that come with inherent risks. Certain Underlying Funds may emphasize different market sectors, such as foreign securities, small cap equities and high yield fixed income securities. Each Underlying Fund’s principal risks are described in more detail in the Underlying Fund’s prospectus.

Risks of Equity Investments

The fund may invest a portion of its assets in Underlying Funds that emphasize investments in equity securities. Therefore, as an investor in the fund, the return on your investment will be based, to some extent, on the risks and rewards of equity securities. In general, the performance of the Aggressive Allocation, Moderate Allocation and Moderate-Plus Allocation Fund will be subject to the risks of investing in equity securities to a greater extent than that of the Conservative Allocation Fund. The risks of investing in equity securities include:

•	Equity Risk — Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company’s operations.

•	Foreign Investing and Emerging Markets Risk — The value of an Underlying Fund’s investment in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

•	Investment Style Risk — The sub-advisers to the Underlying Funds may use a particular style or set of styles, such as “growth” or “value” styles, to select investments for the Underlying Fund. These styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the Underlying Fund’s share price.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The Underlying Fund could lose all of its investment in a company’s securities.

•	Small- and Mid-Capitalization Risk — There may be an increased risk for Underlying Funds that invest in small and mid-capitalization companies because the common stocks of these companies generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

•	Portfolio Management Risk — The risk that the strategies used by the Underlying Funds’ sub-advisers and their securities selections fail to produce the intended results.

Risks of Fixed Income Investments

The fund may invest a portion of its assets in Underlying Funds that invest primarily in debt securities. Therefore, as an investor in the fund, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds.

Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Underlying Fund’s investment strategies. In addition to bonds, debt securities also include money market instruments.

In general, the performance of the Conservative Allocation Fund will be subject to the risks of investing in fixed income securities to a greater extent than that of the Aggressive Allocation, Moderate Allocation and Moderate-Plus Allocation Funds. The risks of investing in fixed income securities include:

•	Credit/Default Risk — The risk that an issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Lower rated securities involve a substantial risk of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer’s credit worthiness.

•	Interest Rate Risk — The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise. The longer the term of a bond or a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on funds holding a significant portion of their assets in fixed income securities with long term maturities.

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MORE ABOUT INVESTMENT STRATEGIES & RISKS (cont’d)

•	Foreign Investing and Emerging Markets Risk — The value of an Underlying Fund’s investment in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

•	Issuer-Specific Risk — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. An Underlying Fund could lose all of its investment in a company’s securities.

•	Liquidity Risk — The risk that exists when particular investments are difficult to purchase or sell. An Underlying Fund’s investment in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to an Underlying Fund.

•	Mortgage-Backed and Asset-Backed Risk — The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk.

•	Derivatives Risk — An Underlying Fund’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a fund’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and fund management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a fund uses a derivative security for purposes other than as a hedge, that fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

•	Portfolio Management Risk — The risk that the strategies used by an Underlying Fund’s sub-adviser and its securities selections fail to produce the intended results.

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MANAGEMENT TEAM

For information on the management of the fund, please see “Management Team” in the accompanying Prospectus. The following information replaces the third paragraph under the heading “The Manager” in the accompanying Prospectus and applies to all the Allocation Funds.

A committee of AXA FMG investment personnel manages each Allocation Fund. The committee is comprised of the following individuals who are responsible for the day-to-day management of the Allocation Funds.

Members of AXA FMG Committee	Business Experience and Role on Committee
Kenneth T. Kozlowski	Mr. Kozlowksi has served as Vice President of AXA Financial from February 2001 to present. From October 1999 to February 2001, he served as Assistant Vice President, AXA Financial.
Kenneth B. Beitler	Mr. Beitler has served as Vice President of AXA Financial from February 2003 to present. From February 2002 to February 2003, he served as Assistant Vice President of AXA Financial and from May 1999 to February 2002 as Senior Investment Analyst of AXA Financial.

Information about each committee member’s compensation, other accounts they manage and their ownership of securities in the funds is available in the Trust’s Statement of Additional Information.

A discussion regarding the basis for the decision by the Trust’s board of trustees to approve the investment management agreement with AXA Equitable is available in the Trust’s Statement of Additional Information.

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SHAREHOLDER ACCOUNT INFORMATION

For information on selecting a share class and how to purchase, redeem or exchange shares of the Trust, please see “Shareholder Account Information” in the accompanying Prospectus. The following information supplements the information included in the accompanying Prospectus and applies to all the Allocation Funds.

Information regarding the sales charges for each class of shares of the funds is available free of charge and in a clear and prominent format at www.axaenterprisefunds.com in the              portion of the website. From the website description, a hyperlink will take you directly to this disclosure. Additional information regarding sales loads is available in the Statement of Additional Information.

You may qualify for a reduction or waiver of the sales charge, as described in the accompanying Prospectus. If you think you qualify for any of the sales charge reductions or waivers, you or your financial advisor may need to notify and/or provide certain documentation to us. You or your financial advisor also will need to notify us of the existence of other accounts in which there are holdings eligible to be aggregated to meet certain sales load breakpoints. Information you may need to provide to us includes:

•	Information or records regarding shares of the funds or other funds held in all accounts at any financial intermediary;

•	Information or records regarding shares of the funds or other funds held in any account at any financial intermediary by related parties of the shareholder, such as members of the same family; and/or

•	Any other information that may be necessary for us to determine your eligibility for a reduction or waiver of a sales charge.

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TRANSACTION AND ACCOUNT POLICIES

For information on the Trust’s transaction and account policies, including policies regarding the execution of orders, valuation of fund shares, dividends and other distributions and information on the tax consequences of investing in the fund, please see “Transaction and Account Policies” in the accompanying Prospectus. The following information replaces the information under the headings “Exchanges and Redemptions” and “Short-Term Trading Fee Exemptions” in the accompanying Prospectus and applies to all the Allocation Funds.

Purchase and Redemption Restrictions on Market-Timers and Active Traders

Frequent transfers or purchases and redemptions of fund shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the funds. Excessive purchases and redemptions of shares of a fund may adversely affect fund performance and the interests of long-term investors by requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a fund may have to sell portfolio securities to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the fund’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a fund cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of fund shares may impede efficient fund management and impose increased transaction costs, such as brokerage and tax costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading.

The Trust and the funds discourage frequent purchases and redemptions of fund shares by fund shareholders and will not make special arrangements to accommodate such transactions in fund shares. As a general matter, each fund and the Trust reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the fund’s other shareholders or would disrupt the management of the fund.

The Trust has adopted certain procedures to discourage what it considers to be disruptive trading activity. It should be recognized, however, that such procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive trading activity, including market timing, will occur or that fund performance will be affected by such activity.

•	The design of such procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all shareholders.

If AXA Equitable, on behalf of the Trust, determines that a shareholder’s transfer or purchase and redemption patterns among the Trust’s funds are disruptive to the Trust’s funds, it may, among other things, refuse or limit any purchase or exchange order. AXA Equitable may also refuse to act on transfer or purchase instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer or purchase and redemption activity of shareholders that it believes are under common ownership, control or direction. AXA Equitable currently may consider transfers into and out of (or vice versa) a fund in less than two-week intervals or exchanges of shares held for less than seven days as potentially disruptive transfer activity.

In addition, when a shareholder redeems or exchanges shares of a fund (excluding redemptions or exchanges from the Money Market Fund and redemptions made through a systematic withdrawal plan) which have been held for one month or less, the Trust will assess and retain for the benefit of the remaining shareholders, a short-term trading fee of 2% of the current net asset value of the shares being redeemed or exchanged. If the short-term trading fee is $50 or less, it may not be assessed on a redemption or exchange; however, during the 30-day period following a purchase or exchange, the fund reserves the right to collect short-term trading fees relating to a series of transactions by a shareholder if, in the aggregate, the fees total more than $50. The funds will use the “first in, first out” method to determine the shareholder’s holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the shareholder’s account. The funds reserve the right to modify or discontinue the short-term trading fee at any time or from time to time.

Consistent with seeking to discourage potentially disruptive trading activity, AXA Equitable may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer or purchase and redemption of fund shares and its monitoring procedures and thresholds, change the amount of its short-term trading fee, as well as change its procedures to restrict this activity.

Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of a fund’s portfolio securities is available (i) in the funds’ SAI; and (ii) on the funds’ website.

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DESCRIPTION OF BENCHMARK

Standard & Poor’s 500 Index

Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. Stock Market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

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AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

STATEMENT OF ADDITIONAL INFORMATION

January 10, 2005

As Revised April     , 2005

AXA Enterprise Conservative Allocation Fund

AXA Enterprise Moderate Allocation Fund

AXA Enterprise Aggressive Allocation Fund

AXA Enterprise Moderate-Plus Allocation Fund

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus for the AXA Enterprise Multimanager Funds Trust (“Trust”) dated January 10, 2005, and any supplement thereto which may be obtained without charge by calling AXA Equitable Life Insurance Company (“AXA Equitable”) toll free at 1-866-231-8585 or writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

DESCRIPTION OF THE TRUST

AXA Enterprise Multimanager Funds Trust (formerly, AXA Premier Funds Trust) (the ‘‘Trust’’) is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (‘‘1940 Act’’). The Trust was organized as a Delaware statutory trust on October 2, 2001. (See ‘‘Other Information’’)

The Trust currently consists of 14 funds. The Board of Trustees is permitted to create additional funds. The assets of the Trust received for the issue or sale of shares of each of its funds and all income, earnings, profits and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund of the Trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the Trust shall be allocated between or among any one or more of its funds or classes.

This SAI relates to the following four (4) portfolios: AXA Enterprise Conservative Allocation Fund (“Conservative Fund”), AXA Enterprise Moderate Allocation Fund (“Moderate Fund”), AXA Enterprise Moderate-Plus Allocation Fund (“Moderate-Plus Fund”) and AXA Enterprise Aggressive Allocation Fund (“Aggressive Fund”) (collectively, the “Allocation Funds”).

Each class of shares is offered under the Trust’s multi-class distribution system, which is designed to allow promotion of investments in the Trust through alternative distribution channels. Under the Trust’s multi-class distribution system, shares of each class of a fund represent an equal pro rata interest in that fund and, generally, will have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its “Class Expenses”; (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features. Expenses currently designated as “Class Expenses” by the Trust’s Board of Trustees under the plan pursuant to Rule 18f-3 under the 1940 Act are currently limited to payments made to the Distributors for the Class A, B, C and P shares pursuant to the Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act with respect to those classes of shares.

THE ALLOCATION FUNDS

Each Allocation Fund operates under a “fund of funds” structure, investing exclusively in other mutual funds managed by AXA Equitable or Enterprise Capital Management, Inc., an affiliate of AXA Equitable (the “Underlying Funds”). In addition to the fees directly associated with an Allocation Fund, an investor in that fund will also indirectly bear the fees of the Underlying Funds in which the Allocation Fund invests. This SAI contains information about Underlying Funds that are series of the Trust. For additional information about Underlying Funds that are series of The Enterprise Group of Funds, Inc., please see the May 3, 2004 prospectus and statement of additional information of The Enterprise Group of Funds, Inc. (1940 Act File No. 811-01582).

Conservative Allocation Fund.    The fund’s objective is to seek a high level of current income. The fund pursues its objective by investing approximately 80% of its assets in Underlying Funds that emphasize fixed income investments and approximately 20% of its assets in Underlying Funds that emphasize equity investments.

Moderate Allocation Fund.    The fund’s objective is to seek long-term capital appreciation and current income. The fund pursues its objective by investing approximately 52.5% of its assets in Underlying Funds that emphasize equity investments and approximately 47.5% of its assets in Underlying Funds that emphasize fixed income investments.

Moderate-Plus Allocation Fund.    The fund’s objective is to seek long-term capital appreciation and current income, with a greater emphasis on capital appreciation. The fund pursues its objective by investing approximately 77.5% of its assets in Underlying Funds that emphasize equity investments and approximately 22.5% of its assets in Underlying Funds that emphasize fixed income investments.

Aggressive Allocation Fund.    The fund’s objective is to seek long-term capital appreciation. The fund pursues its objective by investing approximately 90% of its assets in Underlying Funds that emphasize equity investments and approximately 10% of its assets in Underlying Funds that emphasize fixed income investments.

Fundamental Restrictions

Each fund has adopted certain investment restrictions that are fundamental and may not be changed without approval by a “majority” vote of the fund’s shareholders. Such majority is defined in the 1940 Act as the lesser of: (i) 67% or more of the voting securities of such fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such fund. Set forth below are each of the fundamental restrictions adopted by each of the funds.

Each fund will not:

(1) purchase any security if, as a result of that purchase, 25% or more of the fund’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities and except that the Technology Fund, under normal circumstances, will invest 25% or more of its total assets in the related group of industries consisting of the technology industries (e.g., computers, electronics (including hardware and components), communications, software, e-commerce, information service, biotechnology, chemical products and synthetic materials, and defense and aerospace industries), and the Health Care Fund, under normal circumstances, will invest 25% or more of its total assets in the related group of industries consisting of the health care industries (e.g., pharmaceutical, medical products and supplies, technology, medical research and development and heath care service industries).

(2) issue senior securities or borrow money, except as permitted under the 1940 Act, and then not in excess of 33 1/3% of the fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that each fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

(3) make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.

(4) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

(5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that each fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

(6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but each fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Non-Fundamental Restrictions

The following investment restrictions apply generally to each fund but are not fundamental. They may be changed for any fund by the Board of Trustees of the Trust and without a vote of that fund’s shareholders.

Each fund will not invest more than 15% of its net assets in illiquid securities.

Each fund will not:

(1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that each fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(2) engage in short sales of securities or maintain a short position, except that each fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(3) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and the rules and orders thereunder and except that (i) this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger and (ii) each fund, except the Allocation Funds, may not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the 1940 Act. This investment restriction will not prevent the Money Market Fund from investing all or a part of its assets in an open-end investment company with the same investment objective as the fund.

(4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each Allocation Fund invests in shares of Underlying Funds and its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the Manager’s allocation among the Underlying Funds. Accordingly, an Allocation Fund’s investment performance will be influenced by the investment strategies of and risks associated with the Underlying Funds, as described below, to the extent that our Allocation Fund allocates assets to the Underlying Funds utilizing such strategies.

Asset-Backed Securities.    Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed in more detail below. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Bonds.    Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are “perpetual” in that they have no maturity date.

Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a fund’s investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer’s own financial condition or in economic conditions.

Credit Ratings.    Moody’s, S&P and other rating agencies are private services that provide ratings of the credit quality of bonds, including municipal bonds, and certain other securities. A description of the ratings assigned to commercial paper and corporate bonds by Moody’s and S&P is included in Appendix A to this SAI. The process by which Moody’s and S&P determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such rating represents an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond’s value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond’s rating. Subsequent to a bond’s purchase by a fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. The funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

In addition to ratings assigned to individual bond issues, the applicable sub-adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer’s obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

Brady Bonds.    Brady Bonds are fixed income securities created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. Each fund can invest in Brady Bonds only if they are consistent with quality specifications established from time to time by the sub-advisers to that fund.

Convertible Securities.    A convertible security is a bond, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.

Credit and Liquidity Enhancements.    An Underlying Fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when the fund wishes to do so.

Non-Investment Grade Bonds.    Investment grade bonds are rated in one of the four highest rating categories by Moody’s or S&P, comparably rated by another rating agency or, if unrated, determined by the applicable sub-adviser to be of comparable quality. Moody’s considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities. Bonds rated D by S&P are in payment default or such rating is assigned upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Bonds rated C by Moody’s are in the lowest rated class and can be regarded as having extremely poor prospects of attaining any real investment standing. References to rated bonds in the Prospectus or this SAI include bonds that are not rated by a rating agency but that the applicable sub-adviser determines to be of comparable quality.

Non-investment grade bonds (commonly known as “junk bonds” and sometimes referred to as “high yield, high risk bonds”) are rated Ba or lower by Moody’s, BB or lower by S&P, comparably rated by another rating agency or, if unrated, determined by a fund’s sub-adviser to be of comparable quality. A fund’s investments in non-investment grade bonds entail greater risk than its investments in higher rated bonds. Non-investment grade bonds are considered predominantly speculative with respect to the issuer’s ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade bonds generally offer a higher current yield than that available for investment grade issues; however, they involve greater risks, in that they are especially sensitive to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full.

The market for non-investment grade bonds, especially those of foreign issuers, has expanded rapidly in recent years, which has been a period of generally expanding growth and lower inflation. These securities will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. This has been reflected in recent volatility in emerging market securities. In the past, many lower rated bonds experienced substantial price declines reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated bonds rose dramatically. However, those higher yields did not reflect the value of the income stream that holders of such securities expected. Rather, they reflected the risk that holders of such securities could lose a substantial portion of their value due to financial restructurings or defaults by the issuers. There can be no assurance that those declines will not recur.

The market for non-investment grade bonds generally is thinner and less active than that for higher quality securities, which may limit a fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade bonds, especially in a thinly traded market.

Depositary Receipts.    Depositary receipts exist for many foreign securities and are securities representing ownership interests in securities of foreign companies (an “underlying issuer”) and are deposited with a securities depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as “Depositary Receipts”). ADRs are dollar-denominated depositary receipts typically issued by a U.S. financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the U.S. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Although there may be more reliable information available regarding issuers of certain ADRs that are issued under so-called “sponsored” programs and ADRs do not involve foreign currency risks, ADRs and other depositary receipts are subject to the risks of other investments in foreign securities, as described directly above.

Depositary receipts may be “sponsored” or “unsponsored.” Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. For purposes of a fund’s investment policies, its investment in depositary receipts will be deemed to be investments in the underlying securities except as noted.

Dollar Rolls.    In a dollar roll, a fund sells mortgage-backed or other securities for delivery on the next regular settlement date for those securities and, simultaneously, contracts to purchase substantially similar securities for delivery on a later settlement date. Dollar rolls also are subject to a fund’s fundamental limitation on borrowings.

Dollar roll transactions involve the risk that the market value of the securities a fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom a fund sells securities becomes insolvent, the fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

Equity Securities.    Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

Preferred stock has certain fixed income features, like a bond, but actually it is an equity security that is senior to a company’s common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company’s financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.

Eurodollar and Yankee Dollar Obligations.    Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes and the expropriation or nationalization of foreign issuers.

Event-Linked Bonds.    Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-fund losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities or Non-Publicly Traded Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a fund will only invest in catastrophe bonds that meet the credit quality requirements for the fund.

Floaters and Inverse Floaters.    Floaters and Inverse Floaters are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under “Foreign Securities.”

Foreign Currency.    An Underlying Fund may purchase securities denominated in foreign currencies including the purchase of foreign currency on a spot (or cash) basis. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a fund’s assets and income. In addition, although a portion of a fund’s investment income may be received or realized in such currencies, the fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after a fund’s income has been earned and computed in U.S. dollars but before conversion and payment, the fund could be required to liquidate portfolio securities to make such distributions.

Currency exchange rates may be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the U.S. or abroad. Certain funds may also invest in the following types of foreign currency transactions:

Forward Foreign Currency Transactions.    A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A fund’s use of such contracts will include, but not be limited to, the following situations.

First, when the fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when a fund’s sub-adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the fund’s portfolio securities denominated in or exposed to such foreign currency. Alternatively, where appropriate, the fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies, multinational currency units or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in or exposed to such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the fund.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the diversification strategies. However, the sub-adviser to the fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the fund will be served.

A fund may enter into forward contracts for any other purpose consistent with the fund’s investment objective and program. However, the fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the fund’s holdings of liquid securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the fund may net offsetting positions.

At the maturity of a forward contract, a fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract. If a fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.

Should forward prices decline during the period between a fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Although each fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A fund will convert foreign currencies to U.S. dollars and vice versa from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (“spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Foreign Currency Options, Foreign Currency Futures Contracts and Options on Futures. Underlying Funds may also purchase and sell foreign currency futures contracts and may purchase and write exchange-traded call and put options on foreign currency futures contracts and on foreign currencies. Each fund, if permitted in the Prospectus, may purchase or sell exchange-traded foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The funds will write options on foreign currency or on foreign currency futures contracts only if they are “covered.” A put on a foreign currency or on a foreign currency futures contract written by a fund will be considered “covered” if, so long as the fund is obligated as the writer of the put, it segregates either on its records or with the fund’s custodian cash or other liquid securities equal at all times to the aggregate exercise price of the put. A call on a foreign currency or on a foreign currency futures contract written by the fund will be considered “covered” only if the fund segregates either on its records or with the fund’s custodian cash or other liquid securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a fund, sold by a fund but not yet delivered or anticipated to be purchased by a fund. As an illustration, a fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option.

Over the Counter Options on Foreign Currency Transactions.    Underlying Funds may engage in over-the-counter options on foreign currency transactions. The funds may engage in over-the-counter options on foreign currency transactions only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The funds may only enter into forward contracts on currencies in the over-the-counter market. The sub-advisers may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over-the-counter options are two-party contracts and have negotiated prices and expiration dates. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

Hedging transactions involve costs and may result in losses. The funds may also write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A fund will engage in over-the-counter options transactions on foreign currencies only when appropriate exchange traded transactions are unavailable and when, in the sub-adviser’s opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A fund’s ability to engage in hedging and related option transactions may be limited by tax considerations.

Transactions and position hedging do not eliminate fluctuations in the underlying prices of the securities which the funds own or intend to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

A fund will not speculate in foreign currency options, futures or related options. Accordingly, a fund will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

Foreign Securities.    Underlying Funds may also invest in other types of foreign securities or engage in the certain types of transactions related to foreign securities, such as Brady Bonds, Depositary Receipts, Eurodollar and Yankee Dollar Obligations and Foreign Currency Transactions, including forward foreign currency transactions, foreign currency options and foreign currency futures contracts and options on futures. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes that reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets and a fund’s investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement,” which can result in losses to a fund.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the funds will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

Moreover, investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. See “Emerging Market Securities” below for additional risks.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In less liquid and well developed stock markets, such as those in some Eastern European, Southeast Asian and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices. Additionally, investments in emerging market regions or the following geographic regions are subject to more specific risks, as discussed below.

Emerging Market Securities.    Investments in emerging market country securities involve special risks. The economies, markets and political structures of a number of the emerging market countries in which the funds can invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries) and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Similarly, many of these countries, particularly in Southeast Asia, Latin America, and Eastern Europe, are grappling with severe inflation or recession, high levels of national debt, currency exchange problems and government instability. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.

Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

If such an event occurs, a fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer’s poor or deteriorating financial condition may increase the likelihood that the investing fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

Eastern European and Russian Securities.    The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 50 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that a fund’s investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.

The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the U.S. and other more developed markets. Ownership of equity securities in Russian companies is evidenced by entries in a company’s share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a fund could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record shares and companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. For example, although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices could cause a delay in the sale of Russian securities by a fund if the company deems a purchaser unsuitable, which may expose a fund to potential loss on its investment.

In light of the risks described above, the Board of Trustees of the Trust has approved certain procedures concerning a fund’s investments in Russian securities. Among these procedures is a requirement that a fund will not invest in the securities of a Russian company unless that issuer’s registrar has entered into a contract with a fund’s custodian containing certain protective conditions, including, among other things, the custodian’s right to conduct regular share confirmations on behalf of a fund. This requirement will likely have the effect of precluding investments in certain Russian companies that a fund would otherwise make.

Pacific Basin Region.    Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the U.S. and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries and (v) ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China and the European Community. The enactment by the U.S. or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the U.S. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a fund. Similarly, volume and liquidity in the bond markets in Asia are less than in the U.S. and, at times, price volatility can be greater than in the U.S. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect a fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. With respect to investments in the currencies of Asian countries, changes in the value of those currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a fund’s assets denominated in those currencies.

China Companies.    Investing in China, Hong Kong and Taiwan involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, particularly in China; (f) currency exchange rate fluctuations and the lack of available currency hedging instruments; (g) higher rates of inflation; (h) controls on foreign investment and limitations on repatriation of invested capital and on the fund’s ability to exchange local currencies for U.S. dollars; (i) greater governmental involvement in and control over the economy; (j) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (k) the fact that China companies, particularly those located in China, may be smaller, less seasoned and newly-organized companies; (l) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (m) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (n) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (o) the fact that the settlement period of securities transactions in foreign markets may be longer; (p) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (q) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (r) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; and (s) the risk that, because of the degree of interconnectivity between the economies and financial markets of China, Hong Kong and Taiwan, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economies and financial markets of Hong Kong and Taiwan, as well.

Investment in China, Hong Kong and Taiwan is subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the fund involves risk of a total loss. The political reunification of China and Taiwan is a highly problematic issue and is unlikely to be settled in the near future. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

Latin America.    Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency that, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for a fund to engage in foreign currency transactions designed to protect the value of the fund’s interests in securities denominated in such currencies.

A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Forward Commitments, When-Issued and Delayed Delivery Securities.    Forward commitments, including “TBA” (to be announced), when-issued and delayed delivery transactions arise when securities are purchased by a fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the fund at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a fund anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a fund purchases securities on a forward commitment, when-issued or delayed delivery basis it does not pay for the securities until they are received, and the fund is required to designate the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the fund’s forward commitments, when-issued or delayed delivery commitments or to enter into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the fund’s other assets. Where such purchases are made through dealers, a fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a fund of an advantageous yield or price.

A fund will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the fund may close out its position prior to the settlement date by entering into a matching sales transaction.

Although none of the funds intends to make such purchases for speculative purposes and each fund intends to adhere to the policies of the SEC, purchases of securities on such a basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a fund subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a fund may have to sell assets which have been set aside in order to meet redemptions. In addition, if a fund determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that fund may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss for tax purposes. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a fund’s payment obligation).

Health Care Sector Risk.    The health care sector generally is subject to substantial government regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care sector and therefore could affect the performance of the fund. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

Hybrid Instruments.    Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a United States dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors that are unrelated to the operations or credit quality of the issuer of the hybrid instrument and that may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the portfolio and the issuer of the hybrid instrument, the creditworthiness of the counter party or issuer of the hybrid instrument would be an additional risk factor which the fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by persons in the United States, the SEC, which regulates the offer and sale of securities by and to persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the fund.

Illiquid Securities or Non-Publicly Traded Securities.    The inability of an Underlying Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a fund which are eligible for resale pursuant to Rule 144A will be monitored by each fund’s sub-adviser on an ongoing basis, subject to the oversight of the adviser. In the event that such a security is deemed to be no longer liquid, a fund’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a fund having more than 10% (for the Money Market Fund) or 15% (for all other funds) of its assets invested in illiquid or not readily marketable securities.

Rule 144A Securities will be considered illiquid and therefore subject to a fund’s limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board of Trustees and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Investment Company Securities.    Investment company securities are securities of other open-end or closed-end investment companies. Except for so-called fund-of-funds, the 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund’s total assets in any investment company and no more than 10% in any combination of unaffiliated investment companies. The 1940 Act further prohibits a fund from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.

Each Allocation Fund invests substantially all of its assets in the securities of other investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Exchange Traded Funds (“ETFs”).    These are a type of investment company security bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile, and ETFs have management fees which increase their costs.

Passive Foreign Investment Companies.    The funds may purchase the securities of certain foreign entities called passive foreign investment companies (“PFICs”). Such entities have been the only or primary way to invest in foreign countries that limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. In addition to bearing their proportionate share of a fund’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above.

Loan Participations and Assignments.    Investments in secured or unsecured fixed or floating rate loans (“Loans”) arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions (“Lenders”) may be in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). Participations typically result in the fund’s having a contractual relationship only with the Lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a fund generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the fund may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A fund will acquire Participations only if its sub-adviser determines that the selling Lender is creditworthy.

When a fund purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the fund is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the fund. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Assignments and Participations are generally not registered under the Securities Act of 1933, as amended (“Securities Act”), and thus may be subject to a fund’s limitation on investment in illiquid securities. Because there may be no liquid market for such securities, such securities may be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a fund’s ability to dispose of particular Assignments or Participations when necessary to meet the fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

Mortgage-Backed or Mortgage-Related Securities.    A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain funds may invest in collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or “tranches”), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a fund that invests in CMOs.

The value of mortgage-backed securities may change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a fund may not be liable to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a fund may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a fund to experience a loss equal to any unamortized premium.

Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The fund may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a fund may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund’s ability to buy or sell those securities at any particular time.

Mortgage Dollar Rolls.    An Underlying Fund may enter into mortgage dollar rolls in which it sells securities for delivery in the current month and simultaneously contracts with the same counter-party to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the fund compared with what such performance would have been without the use of mortgage dollar rolls. Accordingly, the benefits derived from the use of mortgage dollar rolls depend upon the sub-adviser’s ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. All cash proceeds will be invested in instruments that are permissible investments for the fund. The fund will maintain until the settlement date the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities in an amount equal to the forward purchase price.

Municipal Securities.    Municipal securities (“municipals”) are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain private activity bonds are also considered municipal bonds if their interest is exempt from federal income tax. Private activity bonds are issued by or on behalf of public authorities to obtain funds for various privately operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Private activity bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

Options and Futures Transactions.    Underlying Funds may use a variety of financial instruments that derive their value from the value of one or more underlying assets, reference rates or indices (“Derivative Instruments”), including certain options, futures contracts (sometimes referred to as “futures”), options on futures contracts and swap transactions. A fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, a fund’s use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments that may be used by a fund are described below.

A fund might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If a fund is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, the fund may have lower net income and a net loss on the investment.

To the extent that a fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the CFTC, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the liquidation value of the fund, after taking into account unrealized profits and unrealized losses on any contracts the fund has entered into. (In general, a call option on a futures contract is “in-the-money” if the value of the underlying futures contract exceeds the exercise (“strike”) price of the call; a put option on a futures contract is “in-the-money” if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a fund’s assets that are at risk in futures contracts, options on futures contracts and currency options.

Options on Securities.    A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option, at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term, at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

Options on Securities Indices.    A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

Securities Index Futures Contracts.    A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

Interest Rate Futures Contracts.    Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

Options on Futures Contracts.    Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

Payment-In-Kind Bonds.    Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of payment-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the funds are nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the funds could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

Preferred Securities.    Preferred securities have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Cumulative preferred stock requires the issuer to pay stockholders all prior unpaid dividends before the issuer can pay dividends on common stock. Non-cumulative preferred stock does not require the issuer to pay all prior unpaid dividends before the issuer can pay dividends on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A fund may treat such redeemable preferred stock as a fixed income security.

Real Estate Investment Trusts.    Risks associated with investments in securities of real estate investment trusts (“REITS”) include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITS may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITS may be affected by the quality of credit extended. REITS are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITS are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the Internal Revenue Code of 1986, as amended (“Code”), and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITS could end up holding the underlying real estate.

Repurchase Agreements.    A repurchase agreement is a transaction in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by Equitable and the sub-advisers to present minimum credit risks.

Reverse Repurchase Agreements.    Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See “The Funds’ Investments, Related Risks and Limitations — Segregated Accounts.”

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when that fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund’s obligation to repurchase the securities, and the fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Securities Loans.    All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the funds an amount equal to any dividends or interest received on loaned securities. The funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under a fund’s investment program. While the securities are being loaned, a fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A fund has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A fund will generally not have the right to vote securities while they are being loaned, but its adviser or sub-adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by a fund’s sub-adviser to be of good standing and will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.

Short Sales Against the Box.    Certain Underlying Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the fund to, for example, lock in a sale price for a security the fund does not wish to sell immediately. The fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. The fund will endeavor to offset transaction costs associated with short sales against the box with the income from the investment of the cash proceeds. Not more than 10% of the fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

Small Company Securities.    Certain Underlying Funds may invest in the securities of smaller capitalization companies. Investing in securities of small companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because smaller companies normally have fewer shares outstanding than larger companies, it may be more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, small companies often have limited product lines, markets or financial resources and are typically subject to greater changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones, and smaller companies may be dependent for management on one or a few key persons. Therefore, an investment in these funds may involve a greater degree of risk than an investment in other funds that seek capital appreciation by investing in better known, larger companies.

Structured Notes.    Structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

Swaps.    Swap contracts are derivatives in the form of a contract or other similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a fund may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a fund may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the fund receiving or paying, as the case may be, only the net amount of the two payments. A fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of a fund. To the extent that the net amounts owed to a swap counterparty are covered with such liquid assets, the sub-advisers believe such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, the sub-adviser will not treat them as being subject to a fund’s borrowing restrictions. A fund may enter into OTC swap transactions with counterparties that are approved by the sub-advisers in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which a fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the fund is contractually obligated to make. If the other party to a swap defaults, the fund’s risk of loss consists of the net amount of payments that the fund contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a sub-adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the fund would be less favorable than it would have been if this investment technique were not used.

Technology Sector Risk.    The technology sector, is particularly vulnerable to factors such as dependency on consumer and business acceptance as new technologies evolve, large and rapid price movements resulting from competition, rapid obsolescence of products and services, short product cycles and aggressive pricing. For each of the funds, it should be noted that many technology companies are small and at an earlier state of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

U.S. Government Securities.    U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

Treasury inflation-indexed securities (“TIIS”) are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest on TIIS is payable semi-annually on the adjusted principal value. The principal value of TIIS would decline during periods of deflation, but the principal amount payable at maturity would not be less than the original par amount. If inflation is lower than expected while a fund holds TIIS, the fund may earn less on the TIIS than it would on conventional Treasury bonds. Any increase in the principal value of TIIS is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. See “Taxation — Taxation of Fund Operations” below.

Warrants.    Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Zero-Coupon Bonds.    Zero-coupon bonds are issued at a significant discount from their principal amount “original issue discount” or “OID” and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a fund is nonetheless required to accrue as interest income each year a portion of the OID on such investments and to distribute such amounts at least annually to its shareholders. See “Taxation — Taxation of Fund Operations” below. Thus, each fund could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

Portfolio Turnover.    The length of time a fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a fund is known as “portfolio turnover.” High portfolio turnover may result from the strategies of the sub-advisers or when one sub-adviser replaces another, necessitating changes in the portfolio it manages. A high turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) which must be borne by the fund and its shareholders and increases realized gains and losses. A fund’s annual portfolio turnover rate will not be a factor preventing a sale or purchase when a sub-adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. The sale of a fund’s securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gain, short-term capital gain is taxable to individuals at the same rates as ordinary income.

PORTFOLIO HOLDINGS

The Trust generally discloses top ten portfolio holdings on a monthly and quarterly basis 15 days after the end of the month or quarter. Certain Sub-advisers retained by the Manager to manage the day-to-day portion of an Allocated Portion of a Fund may require a more stringent lag time (i.e., longer than 15 days) before portfolio holdings information may be released and, in such cases, the Manager adheres to the requirements of the Sub-adviser. Top ten portfolio holdings are posted on the Trust’s website and complete portfolio holdings are available to all investors and registered representatives upon request. Complete portfolio holdings are disclosed on a quarterly basis at the end of the subsequent month following purchase or sale. Such information is provided to the Manager’s marketing and sales departments.

The Trust may provide portfolio holdings data to certain third-party reporting services prior to the end of the subsequent month following purchase or sale, provided that such services agree to restrict release of this information to the public until the end of the subsequent month following purchase or sale. The Trust will not release portfolio trades information. No compensation is received by the Trust, the Manager or any other person in connection with the disclosure of portfolio holdings information. In order to release portfolio holdings information to third parties, written approval by the Manager’s Chief Financial Officer or Vice President of Fund Administration must be obtained.

Portfolio holdings information less than 15 days stale and all trade information is restricted to employees responsible for fund administration, fund analysis and legal or compliance matters.

MANAGEMENT OF THE TRUST

The Trust’s Board has the responsibility for the overall management of the Trust and the funds, including general supervision and review of the funds’ investment activities and their conformity with Delaware law and the stated policies of the funds. The Trust’s Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below.

The Trustees

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas New York, New York (45)	Trustee, Chairman, President and Chief Executive Officer	From September 2004 to present	From July 1999 to present, Senior Vice President of AXA Financial; from 1996 to 1999, Managing Director of MeesPierson.	101	None
Independent Trustees
Gerald C. Crotty c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas New York, New York (53)	Trustee	From November 2001 to present	Co-founder and director of Weichert Enterprise, a private and public equity market investment firm; co-founder of Excelsior Ventures Management, a private equity and venture capital firm; from 1991 to 1998, held various positions with ITT Corporation, including President and COO of ITT Consumer Financial Corp. and Chairman, President and CEO of ITT Information Services.	29	None
Barry Hamerling c/o AXA Enterprise Multimanager Funds Trust 1290 Avenue of the Americas New York, New York (58)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	29	None

*	Affiliated with the Funds’ investment manager and the co-distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Cynthia R. Plouché c/o AXA Premier Funds Trust 1290 Avenue of the Americas New York, New York (47)	Trustee	From November 2001 to present	Since April 2003, Managing Director of Blaylock Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group, a manager of fixed income portfolios for institutional clients.	29	None
Rayman L. Solomon c/o AXA Premier Funds Trust 1290 Avenue of the Americas New York, New York (57)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	29	None

*	Affiliated with the Funds’ investment manager and the co-distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Committees of the Board

The Trust has a standing Audit Committee consisting of all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (“Independent Trustee(s)”). The Audit Committee’s function is to recommend to the Board independent accountants to conduct the annual audit of the Trust’s financial statements; review with the independent accountants the outline, scope and results of this annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held three meetings during the fiscal year ended October 31, 2004.

The Trust has a Nominating and Compensation Committee consisting of all of the Independent Trustees. The Nominating and Compensation Committee’s function is to nominate and evaluate Independent Trustee candidates and review the compensation arrangements for each of the Trustees. The Nominating and Compensation Committee held three meetings during the fiscal year ended October 31, 2004.

The Trust has a Valuation Committee consisting of Steven M. Joenk (Interested Trustee), Kenneth T. Kozlowski, Kenneth Beitler and Andrew S. Novak and such other officers of the Trust and the Manager, as well as such officers of any sub-adviser to any fund as are deemed necessary by the officers of the Trust from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided. The Valuation Committee held 29 meetings during the fiscal year ended October 31, 2004.

Compensation of Independent Trustees and Officers

Each Independent Trustee currently receives from the Trust an annual fee of $10,000, payable quarterly. In addition to the annual fee, each Independent Trustee will receive (i) an additional fee of $500 for each regularly-scheduled and special Board meeting attended, (ii) $250 for each fund or Nominating and Compensation Committee meeting attended and (iii) $750 for each Audit Committee meeting attended. The lead Independent Trustee and certain committee chairs may receive additional compensation. Trustees also receive reimbursement from the Trust for expenses associated with attending Board or Committee meetings.

Trustee Compensation Table

for the Year Ended October 31, 2004*

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees
Steven M. Joenk**	$0	$0	$0	$0
Gerald C. Crotty	$16,000	$0	$0	$16,000
Barry Hamerling	$16,000	$0	$0	$16,000
Cynthia R. Plouché	$16,000	$0	$0	$16,000
Rayman L. Solomon	$16,000	$0	$0	$16,000

*	A deferred compensation plan for the benefit of the Independent Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services until his or her retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. Mr. Hamerling and Mr. Solomon have elected to participate in the Trust’s deferred compensation plan. As of October 31, 2004, Mr. Hamerling and Mr. Solomon had accrued $170,470 and $22,955, respectively (including interest) as deferred compensation from the Trust and AXA Premier VIP Trust for which they also serve as Trustees.

**	“Interested person” of the Trust (as that term is defined in the 1940 Act). Mr. Joenk was not a Trustee prior to September 2004.

As of December 31, 2004, no Independent Trustee or members of his or her immediate family beneficially owned securities representing interests in the Manager, Advisers or Distributors of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, “immediate family member” includes the Trustee’s spouse, children residing in the Trustee’s household and dependents of the Trustee. In addition, the Trustees of the Trust beneficially owned shares of the Funds of the Trust as set forth in the following table:

Trustee Ownership of Equity Securities

Name of Trustee	Dollar Range of Equity Securities in the Portfolios*		Aggregate Dollar Range of Equity Securities in All Portfolios Overseen or to be Overseen by Trustee or Nominee in Family of Investment Companies:
Steven M. Joenk	[$0]		[Over $100,000]
Gerald C. Crotty	[Core Equity Fund	$10,001-$50,000]	[$10,001-$50,000]
Barry Hamerling	[Small/Mid Cap Value Fund Money Market Fund	$51,001-$100,000 $51,001-$100,000]	[Over $100,000]
Cynthia R. Plouché	[Core Equity Fund Small/Mid Cap Growth Fund International Equity Fund Health Care Fund Core Bond Fund	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000]	[Over $100,000]
Rayman L. Solomon	[Growth Fund Core Equity Fund Value Fund Small/Mid Cap Growth Fund Small/Mid Cap Value Fund International Equity Fund Technology Fund Health Care Fund Core Bond Fund	$1-$10,000 $1-$10,000 $1-$10,000 $1-$10,000 $1-$10,000 $1-$10,000 $1-$10,000 $1-$10,000 $1-$10,000]	[$10,001-$50,000]

*	As of December 31, 2004

The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable, AXA Advisors, LLC (“AXA Advisors”) or AXA Distributors, LLC (“AXA Distributors”). The Trust’s principal officers are:

Name, Address and Age	Position(s) Held With Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York (45)	President and Chief Executive Officer	Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from 1996 to 1999, Managing Director of MeesPierson.
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York (49)	Vice President and Secretary	From November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and Counsel of AXA Financial and AXA Equitable; from September 1994 to July 1999, Assistant General Counsel of The Dreyfus Corporation.
Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York (42)	Chief Financial Officer and Treasurer	Chief Financial Officer from December 2002 to present; Treasurer from November 2001 to present	From February 2001 to present, Vice President of AXA Financial, from October 1999 to February 2001, Assistant Vice President of AXA Financial; from October 1996 to October 1999, Director-Fund Administration, Prudential Investments.

*	Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Kenneth B. Beitler 1290 Avenue of the Americas, New York, New York (46)	Vice President	From November 2001 to present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2002, Senior Investment Analyst of AXA Financial. Prior thereto, an Investment Systems Development Analyst with TIAA-CREF.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York (43)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer of AXA Financial.
Brian E. Walsh 1290 Avenue of the Americas, New York, New York (36)	Vice President and Assistant Treasurer	Vice President from December 2002 to present; Assistant Treasurer from November 2001 to present	From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003; Assistant Vice President of AXA Financial and AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Financial and AXA Equitable, from January 1993 to December 1999. Manager of Prudential Investment Fund Management.
Andrew S. Novak, Esq. 1290 Avenue of the Americas New York, New York (36)	Assistant Secretary	From September 2002 to present	From May 2003 to present, Vice President and Counsel of AXA Financial and AXA Equitable; from May 2002 to May 2003, Counsel of AXA Financial and AXA Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer of Royce & Associates, Inc.; from August 1997 to August 2000, Vice President and Assistant General Counsel of Mitchell Hutchins Asset Management.
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York (34)	Chief Compliance Officer	From September 2004 to present; Compliance Officer from September 2002 to September 2004	From May 2002 to present, Compliance Director and Assistant Vice President of AXA Financial and AXA Equitable; from February 2001 to May 2002, Compliance Officer of AXA Financial and AXA Equitable, from June 1998 to February 2001, Principal Consultant, PricewaterhouseCoopers LLP.

*	Each officer is elected on an annual basis.

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES

As of                 , 2005, AXA Equitable and/or its affiliates owned more than 25% of the Conservative, Moderate and Aggressive Funds’ outstanding voting securities. The control persons and principal holders of securities of the Moderate-Plus Fund are listed below.

At                 , 2005, AXA Equitable held investments in the Moderate-Plus Fund as follows. A shareholder who owns beneficially, directly or indirectly, 25% or more of a Fund’s outstanding voting securities may be deemed to “control” (as defined in the 1940 Act) that Fund.

Fund	% of Ownership
Moderate-Plus Fund	%

To the Trust’s knowledge, as of                 , 2005, the following persons were shareholders of record entitling such persons to give voting instructions regarding more than 5% of the outstanding shares of any fund:

Shareholder	Fund	Shares Owned	% of Ownership

The trustees and officers of the Trust as a group, owned less than 1% of the outstanding shares of any class of any Allocation Fund of the Trust.

INVESTMENT MANAGEMENT AND OTHER SERVICES

The Manager

AXA Equitable, through its AXA Funds Management Group Unit (“Manager”), currently serves as the investment manager for each fund. AXA Equitable, which is a New York life insurance company and one of the largest life insurance companies in the U.S., is a wholly owned subsidiary of AXA Financial, Inc. (“AXA Financial”), a subsidiary of AXA, a French insurance holding company. The principal offices of AXA Equitable and AXA Financial are located at 1290 Avenue of the Americas, New York, New York 10104.

AXA Financial is a wholly owned affiliate of AXA. AXA is the holding company for an international group of insurance and related financial services companies. AXA insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the U.S., as well as in Western Europe and the Asia/Pacific area.

The Trust and the Manager have entered into an investment management agreement with respect to the funds (“Management Agreement”). The Board of Trustees approved a Management Agreement with respect to the Conservative, Moderate and Aggressive Funds at a meeting held on December 9, 2004 and with respect to the Moderate-Plus Fund at a meeting held on                     , 2005. In approving the Management Agreement with AXA Equitable, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of the services to be provided to the funds by AXA Equitable; (2) the performance of each fund or, where applicable, of comparable funds as compared to a peer group and an appropriate index; (3) AXA Equitable’s personnel and operations; (4) AXA Equitable’s financial condition; (5) the level and method of computing each fund’s management fee; (6) the profitability (or estimated profitability) of AXA Equitable under the Management Agreement; (7) “fall-out” benefits to AXA Equitable and its affiliates (i.e., ancillary benefits to be realized by AXA Equitable or its affiliates from AXA Equitable’s relationship with the Trust); (8) the effect of growth and size on each fund’s performance and expenses, where applicable; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the funds by AXA Equitable’s affiliates, including distribution services.

The Board, in examining the nature and quality of the services to be provided by AXA Equitable to the funds, recognized AXA Equitable’s experience in serving as an investment manager and noted that AXA Equitable currently provides investment management services to two other registered open-end investment companies. The Board also noted the extensive responsibilities that AXA Equitable has as investment manager to the funds, including the provision of investment advice to the funds, selection of the funds’ subadvisers and oversight of the subadvisers’ compliance with fund policies and objectives (where applicable), review of brokerage matters, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the funds. Based on its consideration and review of the foregoing information, the Board determined that the funds were likely to benefit from the nature and quality of these services, as well as AXA Equitable’s ability to render such services based on its experience, operations and resources.

The Board also evaluated the performance of each fund or, where applicable, comparable accounts in comparison to funds with similar objectives and policies, the expertise and performance of the personnel overseeing the subadvisers, and compliance with each fund’s investment restrictions, tax and other requirements. After comparing the funds’ performance or that of comparable accounts managed by AXA Equitable with that of similar funds, the Board determined that each fund was likely to benefit from AXA Equitable serving as the investment manager.

The Board gave substantial consideration to the fees payable under the Management Agreement. In this connection, the Board evaluated AXA Equitable’s costs and profitability in serving as investment manager to the funds, including the costs associated with the personnel, systems and equipment necessary to manage the funds and, where applicable, the costs associated with compensating the subadvisers. The Board also examined the fees paid by each fund in light of fees paid to other investment managers by comparable funds and the method of computing each fund’s fee. The Board also noted AXA Equitable’s commitment to expense limitation agreements with the funds. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided, and the costs to be incurred, by AXA Equitable, the Board concluded that the level of the fees to be paid to AXA Equitable with respect to each fund is fair and reasonable.

The Board also noted that AXA Equitable serves as the Trust’s administrator, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust. The Board also recognized that AXA Equitable’s affiliates, AXA Advisors, LLC, AXA Distributors, LLC and Enterprise Fund Distributors, Inc., serve as underwriters to the funds, and as such, receive Rule 12b-1 payments from the funds. The Board noted, however, that such payments are used to provide valuable shareholder services and to finance activities that are intended to result in the sale of Trust shares, which potentially could lead to growth in Trust assets and the corresponding benefits of that growth, including economies of scale and greater portfolio diversification. Further, the Board recognized that Sanford C. Bernstein & Co., LLC (“Bernstein”), a registered broker-dealer, is an affiliate of AXA Equitable and from time to time may receive brokerage commissions from the funds in connection with the purchase and sale of portfolio securities. The Board noted, however, that transactions with Bernstein must meet the Trust’s requirements for best execution. As such, the Board concluded that the benefits accruing to AXA Equitable and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the costs of providing the relevant services.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of AXA Equitable, the Board determined approval of the Management Agreements was in the best interests of each fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved each Management Agreement.

The Management Agreement for the Allocation Funds obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the Underlying Funds in which to invest and the appropriate allocations for each of the Allocation Funds; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. The Management Agreement requires the Manager to provide the Trust with office space, office equipment and personnel necessary to operate and administer the Trust’s business, and also to supervise the third-party service providers. The continuance of the Management Agreement, with respect to each fund, after the first two years must be specifically approved at least annually (i) by the Trust’s Board of Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The Management Agreement with respect to each fund may be terminated (i) at any time, without the payment of any penalty, by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of such fund upon sixty (60) days’ written notice to the Manager or (ii) by the Manager at any time without penalty upon sixty (60) days’ written notice to the Trust. The Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Manager has also entered into a Consulting Agreement with certain investment consulting firms to provide research to assist the Manager in allocating fund assets among sub-advisers and in making recommendations to the Trustees about hiring and changing sub-advisers. The Manager is responsible for paying the consulting fees.

Each fund pays a fee to the Manager as described below for the investment management services the Manager provides that fund. The Manager and the Trust have also entered into an expense limitation agreement with respect to each fund (“Expense Limitation Agreement”), pursuant to which the Manager has agreed through February 28, 2006 to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each fund are limited to the extent described in the Prospectus.

Fund	Management Fee
Conservative Allocation Fund	0.20% of average daily net assets
Moderate Allocation Fund	0.20% of average daily net assets
Aggressive Allocation Fund	0.20% of average daily net assets
Moderate-Plus Allocation Fund	0.20% of average daily net assets

In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, prospectus supplements and statements of additional information; the costs of printing registration statements; custodian’s fees; any proxy solicitors’ fees and expenses; Trustee expenses (including any special counsel to Trustees); transfer agent fees; advisory and administration fees; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the funds on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each fund or the nature of the services performed and relative applicability to each fund. As discussed in greater detail below, under “Distribution of the Trust’s Shares,” the Class A, Class B, Class C and Class P shares may pay for certain distribution related expenses in connection with activities primarily intended to result in the sale of their shares.

The Conservative, Moderate and Aggressive Funds are newly organized and had no operations of their own prior to January 10, 2005. Thus, no information regarding the management fees paid by the Conservative, Moderate and Aggressive Funds is included herein. The Moderate-Plus Fund also is newly organized and had no operations of its own prior to April     , 2005, but is the successor to a similar investment company, as described in the Prospectus. The Moderate-Plus Fund’s predecessor fund paid management fees to Enterprise Capital, its investment manager, of $                , $                 and $                 for the fiscal periods ended December 31, 2002, December 31, 2003 and October 31, 2004.

AXA Equitable and the officers of the Allocation Funds also serve as investment manager and officers, respectively, of certain of the Underlying Funds. In addition, the trustees of the Allocation Funds also serve as trustees of certain Underling Funds. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the Allocation Funds and the Underlying Funds. The trustees believe they have structured the Allocation Funds to address these concerns. If a situation arises that may result in a conflict, the trustees and officers of the Allocation Funds will carefully analyze the situation and take all appropriate steps to address the potential conflicts.

Portfolio Managers

A committee of members from the AXA Funds Management Group Unit (“AXA FMG”) oversees the day-to-day management of the Allocation Funds. The committee is comprised of the individuals identified in the table below. The table also provides information regarding other accounts managed by the funds’ portfolio managers, the structure of the portfolio managers’ compensation and their ownership of securities in the funds.

Name	Other Accounts Managed	Compensation	Ownership of Securities in the Fund
Kenneth T. Kozlowski
Kenneth B. Beitler

Personal Trading Policies.    The Funds, the Manager and the Co-distributors each have adopted a code of ethics pursuant to rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. The Trust’s Board of Trustees reviews the administration of the codes of ethics at least annually and receives a certification from each Sub-adviser regarding compliance with its code of ethics annually.

The Administrator

Pursuant to an administrative agreement (“Mutual Funds Services Agreement”), AXA Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays AXA Equitable a fee at an annual rate of 0.15% of the Trust’s total average net assets plus $35,000 per fund and, for funds with more than one sub-adviser, an additional $35,000 for each portion of a fund for which separate administrative services are provided (e.g. portions of a fund allocated to separate sub-advisers and/or managed in a discrete style). Pursuant to a sub-administration arrangement, AXA Equitable relies on J. P. Morgan Investors Services Co. (“Sub-administrator”) to provide the Trust with administrative services, including monitoring of fund compliance and fund accounting services.

The Conservative, Moderate and Aggressive Funds are newly organized and had no operations of their own prior to January 10, 2005. Thus, no information regarding the administrative fees paid by the Conservative, Moderate and Aggressive Funds is included herein. The Moderate-Plus Fund also is newly organized and had no operations of its own prior to April     , 2005, but is the successor to a similar investment company, as described in the Prospectus. The Moderate-Plus Fund’s predecessor fund paid administrative fees of $        , $         and $         for the fiscal periods ended December 31, 2002, December 31, 2003 and October 31, 2004.

The Co-distributors

The Trust has distribution agreements with Enterprise Fund Distributors, Inc., (“EFD”), AXA Advisors and AXA Distributors (each also referred to as a “Distributor,” and together as the “Co-distributors”) in which EFD, AXA Advisors and AXA Distributors serve as the Co- distributors for each class of the Trust’s shares. Each Co-Distributor is an indirect wholly-owned subsidiary of AXA Financial and the address for each is 1290 Avenue of the Americas, New York, New York 10104, except for EFD whose address is Atlanta Financial Center, 3343 Peachtree Road, N.E. Suite 450, Atlanta, GA.

The Trust’s distribution agreements (“Distribution Agreements”) with respect to Class A, Class B, Class C, Class P and Class Y shares of each of the funds (other than the Allocation Funds) were approved by its Board of Trustees at Board meetings held on September 15, 2004 for AXA Advisors and AXA Distributors and September 29, 2004 for EFD. The Trust’s Distribution Agreement with respect to the Class A, Class B, Class C and Class Y shares of the Conservative, Moderate and Aggressive Funds was approved by its Board of Trustees at a meeting held on December 9, 2004 and with respect to the Class A, Class B, Class C and Class Y shares of the Moderate-Plus Fund was approved by the Board of Trustees at a meeting held on                     , 2005. The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement’s continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or “interested persons” (as defined in the 1940 Act) of the Trust or a fund and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act separate plans of distribution pertaining to the Class A, Class B, Class C and Class P shares of the Trust (“Plans”). The Trust’s Class A, Class B, Class C and Class P shares each pay an annual service fee of 0.25% of their average daily net assets. In addition to this service fee, the Trust’s Class A shares, Class B shares and Class C shares pay an annual distribution fee of 0.20%, 0.75% and 0.75%, respectively, of their average daily net assets. There is no distribution plan with respect to Class Y shares and the funds pay no distribution fees with respect to those shares. Under an arrangement approved by the Trust’s Board of

Trustees, the Class A, Class B and Class C shares of the Money Market Fund will not pay any distribution and/or service fees at least through February 28, 2006.

The Board of Trustees considered various factors in connection with its decision as to whether to approve the Plans, including: (i) the nature and causes of the circumstances which make the Plans necessary and appropriate; (ii) the way in which the Plans address those circumstances, including the nature and potential amount of expenditures; (iii) the nature of the anticipated benefits; (iv) the possible benefits of the Plans to any other person relative to those of the Trust; (v) the effect of the Plans on existing shareholders; (vi) the merits of possible alternative plans or pricing structures; and (vii) the relationship of the Plans to other distribution efforts of the Trust.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under the 1940 Act, the Trust’s Board of Trustees, including the Independent Trustees, unanimously determined, in the exercise of its business judgment, that the Plans are reasonably likely to benefit the Trust and the shareholders of the Funds and approved them.

Pursuant to each Plan, the Trust compensates the Co-distributors from assets attributable to each class of shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of that class of shares. Generally, the 12b-1 fees are paid to securities dealers on a [quarterly] basis. The Co-distributors retain fees on shares sold for the first year for Class B shares and Class C shares. A portion of the amounts received by the Co-distributors will be used to defray various costs incurred or paid by the Co-distributors in connection with the printing and mailing of Trust prospectuses, statements of additional information (including any supplements thereto) and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of shares. The Co-distributors may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of shares.

The Plans are of a type known as a “compensation” plan because payments are made for services rendered to the Trust with respect to a class of shares regardless of the level of expenditures by the Co-distributors. The Trustees, however, take into account such expenditures for purposes of reviewing operations under a Plan and in connection with their annual consideration of the Plan’s renewal. The Co-distributors’ expenditures include, without limitation: (i) the printing and mailing of Trust prospectuses, statements of additional information (including any supplements thereto) and shareholder reports for prospective shareholders; (ii) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the shares of the Trust; (iii) holding seminars and sales meetings designed to promote the distribution of shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of shares regarding Trust investment objectives and policies and other information about the Trust and the funds, including the performance of the funds; (v) training sales personnel regarding the shares of the Trust; and (vi) financing any other activity that the Co-distributors determine is primarily intended to result in the sale of shares.

AXA Equitable and the Co-distributors may use their respective past profits or other resources to pay for expenses incurred in connection with providing services intended to result in the sale of shares of the Trust and/or support services that benefit shareholders, including payments of significant amounts made to intermediaries that provide those services.

The Co-distributors pay all fees and expenses in connection with their respective qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, each Distributor offers shares of each fund on a continuous basis in all states in which the fund or the Trust may from time to time be registered or where permitted by applicable law. The Co-distributors have made no firm commitment to acquire shares of any fund.

The Plans and any Rule 12b-1 related agreement that is entered into by the Trust or the Co-distributors in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust’s Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Plans or any Rule 12b-1 related agreement, as applicable. In addition, each Plan and any

Rule 12b-1 related agreement may be terminated at any time, without penalty, by vote of a majority of the outstanding shares of that Class of the fund or by vote of a majority of the Independent Trustees. Each Plan also provides that it may not be amended to increase materially the amount (up to 0.45% of average daily net assets annually for Class A shares, up to 1.00% of average daily net assets annually for Class B and Class C shares and up to 0.25% of average daily net assets annually for Class P shares) that may be spent for distribution of any Class of any fund without the approval of the shareholders of that fund.

The Conservative, Moderate and Aggressive Funds are newly organized and had no operations of their own prior to January 10, 2005. Thus, no information regarding the distribution fees or sales charges paid by the Conservative, Moderate and Aggressive Funds is included herein. The Moderate-Plus Fund also is newly organized and had no operations of its own prior to April     , 2005, but is the successor to a similar investment company, as described in the Prospectus. The table below shows the amounts paid to EFD on behalf of the Moderate-Plus Fund’s predecessor fund pursuant to its Rule 12b-1 distribution plan for the fiscal year ended October 31, 2004.

FISCAL YEAR ENDED OCTOBER 31, 2004*

Fund	Distribution Fee Paid to EFD	Total Distribution Fees
Moderate-Plus Fund**
Class A	$	$
Class B and Class C	$	$

*	The predecessor fund changed its fiscal year end from December 31st to October 31st. The table above covers the ten-month period from January 1, 2004 to October 31, 2004.

**	Reflects fees paid by the predecessor fund to EFD.

The tables below show the amounts of sales charges earned by EFD in connection with the sale of shares and the amounts retained by EFD, net of payments to selling dealers, for the fiscal year ended October 31, 2004.

Class A (Front-End Sales Charge)*

Fund	Amount Paid to EFD	Amount Retained by EFD
Moderate-Plus Fund**	$	$

*	The predecessor fund changed its fiscal year end from December 31st to October 31st. The table above covers the ten-month period from January 1, 2004 to October 31, 2004.

**	Reflects fees paid by the predecessor fund to EFD.

Class B (CDSC)*

Fund	Amount Paid to EFD	Amount Retained by EFD
Moderate-Plus Fund**	$	$

*	The predecessor fund changed its fiscal year end from December 31st to October 31st. The table above covers the ten-month period from January 1, 2004 to October 31, 2004.

**	Reflects fees paid by the predecessor fund to the EFD.

Class C (CDSC)*

Fund	Amount Paid to EFD	Amount Retained by EFD
Moderate-Plus Fund**	$	$

*	The predecessor fund changed its fiscal year end from December 31st to October 31st. The table above covers the ten-month period from January 1, 2004 to October 31, 2004.

**	Reflects fees paid by the predecessor fund to the EFD.

BROKERAGE ALLOCATION AND OTHER STRATEGIES

Brokerage Commissions

The funds are charged for securities brokers’ commissions, transfer taxes and similar fees relating to securities transactions. The Manager and each of the Sub-advisers, as appropriate, seek to obtain the best net price and execution on all orders placed for the funds, considering all the circumstances except to the extent they may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the U.S., these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the funds may invest may be discounted for certain large domestic and foreign investors such as the funds. A number of foreign banks and brokers will be used for execution of each fund’s portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

The Manager and Sub-advisers may, as appropriate, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to the Manager or Sub-advisers. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally.

The Manager, and the Sub-advisers, subject to seeking the most favorable price and best execution and in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc., may consider sales of shares of the Trust as a factor in the selection of broker-dealers. The Board of Trustees has approved a Statement of Directed Brokerage Policies and Procedures for the Trust pursuant to which the Trust may direct the Manager to cause Sub-advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the Management Agreement (“Directed Brokerage”). The Trustees review the levels of Directed Brokerage for each fund on a quarterly basis.

Commissions charged by brokers that provide research services may be somewhat higher than commissions charged by brokers that do not provide research services. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (“1934 Act”) and by policies adopted by the Trustees, the Manager and Sub-advisers may cause the Trust to pay a broker-dealer that provides brokerage and research services to the Manager and Sub-advisers an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction. To obtain the benefit of Section 28(e), the Manager or the relevant Sub-adviser must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide the Manager or the Sub-adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Certain Sub-advisers may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide a Sub-adviser with research in addition to selling the securities (at the fixed public offering price)

to the fund. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the fund, Sub-adviser’s other clients and the Sub-adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.

The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by the Manager and Sub-advisers for the benefit of all accounts for which the responsible party makes investment decisions. The receipt of research services from brokers will tend to reduce the Manager’s and Sub-advisers’ expenses in managing the funds. For the fiscal period ended October 31, 2002, certain of the Sub-advisers allocated a substantial portion of their applicable fund’s brokerage business to brokers that provided such research services.

The Conservative, Moderate and Aggressive Funds are newly organized and had no operations of their own prior to January 10, 2005. Thus, no information regarding the brokerage commissions paid by the Conservative, Moderate and Aggressive Funds is included herein. The Moderate-Plus Fund also is newly organized and had no operations of its own prior to April __, 2005, but is the successor to a similar investment company, as described in the Prospectus. During the fiscal years ended December 31, 2002, December 31, 2003 and October 31, 2004, the Moderate-Plus Fund’s predecessor paid the amounts indicated in brokerage commissions:

FISCAL YEAR ENDED DECEMBER 31, 2002

Fund	Brokerage Commission Paid
Moderate-Plus Fund*

*	Reflects brokerage commissions paid by the predecessor fund.

FISCAL YEAR ENDED DECEMBER 31, 2003

Fund	Brokerage Commission Paid
Moderate-Plus Fund*

*	Reflects brokerage commissions paid by the predecessor fund.

FISCAL YEAR ENDED OCTOBER 31, 2004*

Fund	Brokerage Commission Paid
Moderate-Plus Fund**

*	The predecessor fund changed its fiscal year end from December 31st to October 31st. The table above covers the ten-month period from January 1, 2004 to October 31, 2004.

**	Reflects brokerage commissions paid by the predecessor fund.

Brokerage Transactions with Affiliates

To the extent permitted by law and in accordance with procedures established by the Trust’s Board of Trustees, the Trust may engage in brokerage transactions with brokers that are affiliates of the Manager, including Sanford C. Bernstein & Co., LLC, or Sub-advisers, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Manager or Sub-advisers. The 1940 Act generally prohibits a Trust from engaging in principal securities transactions with brokers that are affiliates of the Manager and Sub-advisers or affiliates of such brokers, unless pursuant to an exemptive order from the SEC. The Trust relies on exemptive relief from the SEC that permits mutual funds managed by the Manager and advised by multiple advisers to engage in principal and brokerage transactions with a broker-dealer affiliated with a Sub-adviser to the same fund. The Trust has adopted procedures, prescribed by the 1940 Act, which are reasonably designed to provide that any commissions or other remuneration it pays to brokers that are affiliates of the Manager and brokers that are affiliates of a Sub-adviser to a fund for which that Sub-adviser provides investment advice do not exceed the usual and customary broker’s commission. In addition, the Trust will adhere to the requirements under the 1934 Act governing floor trading. Also, because of securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by brokers that are affiliates of the Manager and Sub-advisers or their affiliates.

The Conservative, Moderate and Aggressive Funds are newly organized and had no operations of their own prior to January 10, 2005. Thus, no information regarding the brokerage commissions paid to affiliated broker-dealers by the Conservative, Moderate and Aggressive Funds is included herein. The Moderate-Plus Fund also is newly organized and had no operations of its own prior to April             , 2005, but is the successor to a similar investment company, as described in the Prospectus. During the fiscal years ended December 31, 2002, December 31, 2003 and October 31, 2004, the Moderate-Plus Fund’s predecessor paid the amounts indicated to the affiliated broker-dealers of the Manager or affiliates of the Sub-advisers the fund.

FISCAL YEAR ENDED DECEMBER 31, 2002

Fund	Affiliated Broker-Dealer	Aggregate Brokerage Commissions Paid	Percentage of Total Brokerage Commissions	Percentage of Transactions (Based on Dollar Amounts)
Moderate-Plus Fund*		$	%	%

*	Reflects fees paid by the predecessor fund to the affiliated broker-dealers.

FISCAL YEAR ENDED DECEMBER 31, 2003

Fund	Affiliated Broker-Dealer	Aggregate Brokerage Commissions Paid	Percentage of Total Brokerage Commissions	Percentage of Transactions (Based on Dollar Amounts)
Moderate-Plus Fund*		$	%	%

*	Reflects fees paid by the predecessor fund to the affiliated broker-dealers.

FISCAL YEAR ENDED OCTOBER 31, 2004*

Fund	Affiliated Broker-Dealer	Aggregate Brokerage Commissions Paid	Percentage of Total Brokerage Commissions	Percentage of Transactions (Based on Dollar Amounts)
Moderate-Plus Fund**		$	%	%

*	The predecessor fund changed its fiscal year end from December 31st to October 31st. The table above covers the ten-month period from January 1, 2004 to October 31, 2004.

**	Reflects fees paid by the predecessor fund to the affiliated broker-dealers.

PROXY VOTING POLICIES AND PROCEDURES

Pursuant to the Trust’s Proxy Voting Policies and Procedures, the Trust has delegated the proxy voting responsibilities with respect to each fund to AXA Equitable as its investment manager. Because AXA Equitable views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibilities with respect to the portfolio securities of the Underlying Funds to the applicable Sub-advisers. A description of the proxy voting policies and procedures that each Sub-adviser uses to determine how to vote proxies relating to the Underlying Fund’s portfolio securities are included in Appendix B to the Trust’s SAI dated December 13, 2004. To the extent a proxy proposal is presented with respect to an Underlying Fund, whether or not the proposal would present an issue as to which AXA Equitable could be deemed to have a conflict of interest, AXA Equitable will vote shares held by an Allocation Fund it manages either for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which the Underlying Fund’s other shareholders have voted.

PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

Information concerning purchase and redemption of shares of the funds, as well as information concerning computation of net asset value per share is set forth in the Prospectus.

Each fund offers four separate classes of shares: Class A, B, C and Y shares. Each class of shares of a fund represents an identical interest in the investment portfolio of that fund and has the same rights, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares (other than Class A shares of the Money Market Fund) are subject to an initial sales charge and an ongoing distribution fee and service fee, (iii) Class B and Class C shares (other than Class B and Class C shares of the Money Market Fund) are subject to a contingent deferred sales charge (“CDSC”) and an ongoing distribution fee and service fee, (iv) only Class B shares have a conversion feature; (v) the Class A, B and C shares have exclusive voting rights with respect to matters related to distribution and servicing expenditures; (vi) Class Y shares are not subject to any sales charge or any distribution, account maintenance or service fee, and (vii) the classes have separate exchange privileges. In addition, the income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if any, payable by that class. The distribution-related fees paid with respect to any class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

Fund shares are purchased at the net asset value next determined, plus the applicable sales charge, after the application for purchase of shares is received by the Trust’s transfer agent, Boston Financial Data Services, Inc. (the “Transfer Agent”). At the election of the investor, the sales charge may be imposed at the time of purchase (Class A shares) or may be deferred (Class B and Class C shares and Class A shares in excess of $1,000,000). Purchases can be made through most investment dealers who, as part of the service they provide, must transmit orders promptly.

Exemptions from Classes A, B and C CDSC

No CDSC will be imposed when a shareholder redeems Class A, B or C shares in the following instances: (a) shares or amounts representing increases in the value of an account above the net cost of the investment due to increases in the net asset value per share; (b) shares acquired through reinvestment of income dividends or capital gains distributions; (c) shares acquired by exchange from any fund, where the exchanged shares would not have been subject to a CDSC upon redemption; and (d) Class A shares purchased in the amount of $1 million or more if held for more than twenty-four (24) months, Class B shares held for more than six years and Class C shares held for more than one year.

In determining whether the Class A, B or C CDSC is payable, it will be assumed that shares that are not subject to a CDSC are redeemed first and that other shares are then redeemed in the order purchased. No CDSC will be imposed on exchanges to purchase shares of another fund although a CDSC will be imposed on shares (when redeemed) of the acquired fund purchased by exchange of shares subject to a CDSC. The holding period of shares subject to a CDSC that are exchanged will be deemed to commence as of the date of the initial investment.

Special Fiduciary Relationships.    The CDSC will not apply with respect to purchases of Class A shares for which the selling dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship. In accordance with the provisions of the CDSC exemption, such dealer agrees to the reimbursement provision described below, and no sales charge will be imposed on sales of $1,000,000 or more. In addition, the Distributors will pay to the selling dealer a commission described in the Prospectus.

For the period of 13 months from the date of the sales referred to in the above paragraph, the distribution fee payable by a fund to a Distributor pursuant to the Trust’s Distribution Plan in connection with such shares will be retained by the Distributor. In the event of a redemption of any such shares within 24 months of purchase, the selling dealer will reimburse the Distributor for the amount of commission paid less the amount of the distribution fee with respect to such shares.

Services for Investors

For the convenience of investors, the following plans are available. Investors should realize that none of these plans can guarantee profit or insure against loss. The costs of these shareholder plans (exclusive of the employee benefit plans) are paid by the Distributors, except for the normal cost of issuing shares, which is paid by the Trust.

Automatic Reinvestment Plan.    All shareholders, unless they request otherwise, are enrolled in the Automatic Reinvestment Plan under which dividends and capital gains distributions on their shares are automatically reinvested in shares of the same class of fund(s) at the net asset value per share computed on the record date of such dividends and capital gains distributions. The Automatic Reinvestment Plan may be terminated by participants or by the Trust at any time. No sales charge is applied upon reinvestment of dividends or capital gains.

Automatic Bank Draft Plan.    An Automatic Bank Draft Plan is available for investors who wish to purchase shares of one or more of the funds in amounts of $50 or more on a regular basis by having the amount of the investment automatically deducted from the investor’s checking account. The minimum initial investment for this Plan is $250. Forms authorizing this service are available from the Trust.

Automatic Investment Plan.    An investor may debit any class of a fund account on a monthly basis for automatic investments into one or more of the other funds of the same class. The minimum initial investment for the funds is $2,000 for each fund, except for

•	Accounts established with an automatic bank draft plan (minimum $250 to open/$50 subsequent)

•	Accounts established in a broker/dealer wrap program with which the funds, its Manager or its Distributors, have an agreement. Such accounts will be subject to a $1,000 minimum for each Fund.

•	Traditional and Roth IRA Accounts (minimum $250 to open/$50 subsequent)

•	529 Accounts ($25 per portfolio or $15 per portfolio if the account is funded by investing through an automatic purchase plan or payroll deduction)

•	Coverdell Education Savings Accounts (minimum $250 to open/$50 subsequent)

•	Corporate retirement plans, such as 401(k) and 403(b) plans

In 2004, existing accounts with balances of $1,000 or more at the time of the assessment will not be affected by the low minimum balance fee. However, in 2005 accounts will be required to maintain a balance of $1,500 to avoid the low minimum balance fee, unless they qualify for an exemption as outlined above. Existing shareholders must meet the $2,000 minimum if they open a new account in another fund or wish to establish a new account by exchanging money from an existing account.

Letter of Intent Investments.    Any investor may execute a Letter of Intent covering purchases of Class A shares of $100,000 or more, at the public offering price, of fund shares to be made within a period of 13 months. A reduced sales charge will be applicable to the total dollar amount of Class A shares purchased in the 13-month period provided at least $100,000 is purchased. The minimum initial investment under a Letter of Intent is 5% of the amount indicated in the Letter of Intent. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrow will be released.

Investors wishing to enter into a Letter of Intent in conjunction with their investment in Class A shares of the funds should complete the appropriate portion of the new account application.

Right of Accumulation Discount.    Investors who make an additional purchase of a class of shares of a fund which, when combined with the value of their existing aggregate holdings of shares of a fund, each calculated at the then applicable net asset value per share, at the time of the additional purchase, equals $100,000 or more, will be entitled to the reduced sales charge shown under “Shareholder Account Information — Class A Shares — Initial Sales Charge Option” in the Prospectus on the full amount of each additional purchase. For purposes of determining the discount, holdings of fund shares of the investor’s spouse, immediate family or accounts controlled by the investor, whether as a single investor or trustee of, pooled and similar accounts, will be aggregated upon notification of applicable accounts from the investor.

Checkwriting.    A check redemption feature is available on the Money Market Fund Class A shares with opening balances of $5,000 or more. Redemption checks may be made payable to the order of any person in any amount from $500 to $100,000. Up to five redemption checks per month may be written without charge. Each additional redemption check over five in a given month will be subject to a $5 fee. Redemption checks are free and may be obtained from the Transfer Agent or by contacting the Manager. A $25 fee will be imposed on any account for stopping payment of a redemption check upon request of the shareholder. It is not possible to use a redemption check to close out an account since additional shares accrue daily.

Systematic Withdrawal Plan.    Investors may elect a Systematic Withdrawal Plan under which a fixed sum will be paid monthly, quarterly, or annually. There is no minimum withdrawal payment required. Shares in the Plan are held on deposit in noncertificate form and any capital gain distributions and dividends from investment income are invested in additional shares of the fund(s) at net asset value. Shares in the Plan account are then redeemed at net asset value to make each withdrawal payment. Redemptions for the purpose of withdrawals are made on or about the 15th day of the month of payment at that day’s closing net asset value, and checks are mailed within five days of the redemption date. Such distributions are subject to applicable taxation.

Because withdrawal payments may include a return of principal, redemptions for the purpose of making such payments may reduce or even use up the investment, depending upon the size of the payments and the fluctuations of the market price of the underlying fund securities. For this reason, the payments cannot be considered as a yield of income on the investment.

Retirement Plans.    The Trust offers various Retirement Plans: IRA (generally for all individuals with employment income); 403(b)(7) (for employees of certain tax-exempt organizations and schools); and corporate pension and profit sharing (including a 401(k) option) plans. For full details as to these plans, you should request a copy of the plan document from the Transfer Agent. After reading the plan, you may wish to consult a competent financial or tax advisor if you are uncertain that the plan is appropriate for your needs.

Conversion of Class B Shares

Class B shares will automatically convert to Class A shares of the same fund eight years after the end of the calendar month in which the first purchase order for Class B shares was accepted, on the basis of the relative net asset values of the two classes and subject to the following terms: Class B shares acquired through the reinvestment of dividends and distributions (“reinvested Class B shares”) will be converted to Class A shares on a pro rata basis only when Class B shares not acquired through reinvestment of dividends or distributions (“purchased Class B shares”) are converted. The portion of reinvested Class B shares to be converted will be determined by the ratio that the purchased Class B shares eligible for conversion bear to the total amount of purchased Class B shares eligible in the shareholder’s account. For the purposes of calculating the holding period, Class B shares will be deemed to have been issued on the sooner of: (a) the date on which the issuance of Class B shares occurred, or (b) for Class B shares obtained by an exchange or series of exchanges, the date on which the issuance of the original Class B shares occurred. This conversion to Class A shares will relieve Class B shares that have been outstanding for at least eight years (a period of time sufficient for the Distributors to have been compensated for distribution expenses related to such Class B shares) from the higher ongoing distribution fee paid by Class B shares. Only Class B shares have this conversion feature.

Exchange Privilege

Exchange of Class A Shares. You may exchange your Class A shares for Class A shares of any other fund. Class A shares of any fund cannot be exchanged for Class B, C, P or Y shares of any other fund.

Exchange of Class B Shares. Class B shares of all funds are exchangeable for Class B shares of any other fund. Class B shares of any fund cannot be exchanged for Class A, C, P or Y shares of any other fund.

Exchange of Class C Shares. Class C shares of all funds are exchangeable for Class C shares of any other Fund. Class C shares of any fund cannot be exchanged for Class A, B, P or Y shares of any other fund.

Exchange of Class Y Shares. Class Y shares of all funds are exchangeable for Class Y shares of any other fund. Class Y shares of any fund cannot be exchanged for Class A, B, C or P shares of any other fund.

The minimum initial investment rules applicable to a fund apply to any exchange where the exchange results in a new account being opened in such fund. Exchanges into existing accounts are not subject to a minimum amount. Original investments in the Money Market Fund which are transferred to other funds are not considered fund exchanges but purchases for sales charge calculation purposes.

Shares of a fund that are not subject to a CDSC exchange will be processed at the net asset value next determined after the Transfer Agent receives your exchange request. Shares of a fund that are subject to a CDSC will be exchangeable on the basis of the relative net asset value per share without payment of any CDSC which might otherwise be due upon redemption of the shares of the fund. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the fund is “tacked” onto the holding period for the newly acquired shares of the other fund. The exchange feature may be modified or discontinued at any time, upon notice to shareholders in accordance with applicable rules adopted by the SEC. Your exchange may be processed only if the shares of the fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

An exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes.

Redemptions — General

Payment for redeemed shares is ordinarily made within seven days after receipt by the Transfer Agent of redemption instructions in proper form. The redemption privilege may be suspended or payment may be postponed for more than seven days during any period when: (1) the NYSE is closed other than for customary weekend or holiday closings or trading thereon is restricted as determined by the SEC; (2) an emergency, as defined by the SEC, exists making trading of fund securities or valuation of net assets not reasonably practicable; or (3) the SEC has by order permitted such suspension or delay.

As more fully described in the prospectus, a fee of 2% of the current net asset value of the shares being redeemed may be assessed and retained by the fund under certain circumstances.

The Trust reserves the right to redeem an account at its option upon not less than 45 days’ written notice if an account’s net asset value is $500 or less and remains so during the notice period.

Redemptions In Kind

The Trust’s organizational documents provide that it may redeem its shares in cash or with a pro rata portion of the assets of the Trust. To date, all redemptions have been made in cash, and the Trust anticipates that all redemptions will be made in cash in the future. The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000; or (ii) 1% of the net asset value of the Trust at the beginning of such period. If shares are redeemed through a distribution of assets of the Trust, the recipient would incur brokerage commissions upon the sale of such securities.

Determination of Net Asset Value

The Trust will offer and sell its shares based on each fund’s net asset value per share, which will be determined in the manner set forth below.

The net asset value of the shares of each class of each fund will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day, as defined below. The net asset value per share of each class of a fund will be computed by dividing the sum of the investments held by that fund applicable to that class, plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that class of the fund at such time. All expenses borne by the Trust and each of its classes, will be accrued daily.

The net asset value per share of each fund will be determined and computed as follows, in accordance with generally accepted accounting principles, and consistent with the 1940 Act:

•	The assets belonging to each fund will include (i) all consideration received by the Trust for the issue or sale of shares of that particular fund, together with all assets in which such consideration is invested or reinvested, (ii) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (iii) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, and (iv) “General Items,” if any, allocated to that fund. “General Items” include any assets, income, earnings, profits, and proceeds thereof, funds, or payments that are not readily identifiable as belonging to any particular fund. General Items will be allocated as the Trust’s Board of Trustees considers fair and equitable.

•	The liabilities belonging to each fund will include (i) the liabilities of the Trust in respect of that fund, (ii) all expenses, costs, charges and reserves attributable to that fund, and (iii) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular fund which have been allocated as the Trust’s Board of Trustees considers fair and equitable.

The value of each fund will be determined at the close of business on each “business day.” Normally, this would be each day that the New York Stock Exchange is open and would include some federal holidays. For stocks and options, the close of trading is 4:00 p.m. and 4:15 p.m. Eastern Time, respectively; for bonds it is the close of business in New York City, and for foreign securities (other than ADRs) it is the close of business in the applicable foreign country, with exchange rates determined at 12:00 p.m. Eastern Time.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each fund are valued as follows:

•	Stocks listed on national securities exchanges are valued at the last sale price or official closing price or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price or, if there is no reported sale during the day, at a bid price estimated by a broker.

•	Foreign securities not traded directly, or in ADRs or similar form, in the U.S. are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

•	U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities are valued at representative quoted prices.

•	Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

•	The Money Market Fund values short-term debt securities at amortized cost, which approximates market value. For all other funds, only short-term debt securities that mature in 60 days or less are valued at amortized cost, and short-term debt securities that mature in more than 60 days are valued at representative quoted prices.

•	Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

•	Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

•	Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

•	Options are valued at their last sales price or, if not available, previous day’s sales price. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

•	Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

•	Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

•	Shares of the Underlying Funds held by the Allocation Funds are valued at their net asset value.

•	Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

If the Trust determines that a material change in the value of a foreign security has occurred after the close of trading in the foreign market(s) in which a fund invests but before the close of regular trading on the NYSE, the Trust may use fair value methods to reflect those changes. In addition, the Trust may use fair value methods to value securities in other situations, for example, when a particular foreign market is closed but the Trust is open. This policy is intended to assure that a fund’s net asset value fairly reflects securities values as of the time of pricing.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust’s financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

The Manager and Sub-advisers may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. In addition, there may be occasions when a different pricing provider or methodology is used. The Manager and Sub-advisers will continuously monitor the performance of these services.

TAXATION

Each fund is treated for federal tax purposes as a separate corporation. As a regulated investment company under the Code (“RIC”), each fund that satisfies the Distribution Requirement described below will not be subject to federal income or excise tax on any of its net investment income or net realized capital gains that it timely distributes to shareholders under the Code. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

Backup Withholding.    Each fund is required to withhold 28% of all taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund or AXA Equitable with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions otherwise payable to those shareholders who otherwise are subject to backup withholding.

Sale or Exchange of Fund Shares.    A shareholder’s sale (redemption) of fund shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis in the shares. In addition, if a fund’s shares are bought within 30 days before or after selling other shares of the fund at a loss, all or a portion of that loss will not be deductible and will increase the basis in the newly purchased shares.

Class A and Class P Shareholders.    A special tax rule applies when a shareholder sells or exchanges Class A or P shares within 90 days of purchase and subsequently acquires Class A or P shares of the same or another AXA Equitable mutual fund without paying a sales charge due to the 90-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A or P shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the AXA Equitable mutual fund shares subsequently acquired.

Conversion of Class B Shares.    A shareholder will recognize no gain or loss as a result of a conversion from Class B shares to Class A shares.

Qualification as a Regulated Investment Company.    Each fund has elected to be, and intends to qualify each taxable year for treatment as, a RIC. To so qualify, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss and, for some funds, net gain from certain foreign currency transactions all determined without regard to any deduction for dividends paid) (“Distribution Requirement”). Each fund also must meet several additional requirements, including the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities, and (3) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

If a fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions that otherwise would be distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as taxable dividends (that is, ordinary income) to the extent of the fund’s earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Distributions.    Dividends and other distributions a fund declares in October, November or December of any year that are payable to its shareholders of record on a date in any of those months will be deemed to have been paid by the fund and received by the shareholders on December 31 of that year if the fund pays the distributions during the following January.

A portion of the dividends (whether paid in cash or in additional fund shares) from a fund may be eligible for the dividends-received deduction allowed to corporations. The eligible portion for a fund may not exceed the aggregate dividends it receives from U.S. corporations (and capital gain distributions thus are not eligible for the deduction). However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

Taxation of Fund Operations.    Each fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and interest received, and gains realized, by a fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively “foreign taxes”) that would reduce the return on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a fund’s total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes it paid. Pursuant to the election, the fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) would be required to treat his or her share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possessions sources as his or her own income from those sources and (3) could either use the foregoing information in calculating the foreign tax credit against his or her federal income tax or, alternatively, deduct the foreign taxes deemed paid by him or her in computing his or her taxable income. A fund will report to its shareholders shortly after each taxable year their respective shares of foreign taxes paid to, and the income from sources within, foreign countries and U.S. possessions if it makes this election. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation, in which event they would be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Each fund may invest in the stock of PFICs if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain from disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A fund’s distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on “qualified dividend income” described in the Prospectus.

If a fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain (which it likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax), even if the QEF does not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

Each fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC’s stock over a fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the fund for prior taxable years under the election. A fund’s adjusted basis in each PFIC’s stock with respect to which it has made the election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Certain futures contracts (other than “securities futures contracts,” as defined in section 1234B(c) of the Code), foreign currency contracts and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which a fund may invest may be subject to section 1256 of the Code (“section 1256 contracts”). Any section 1256 contracts a fund holds at the end of each taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund. A fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, clearly identified by the fund in accordance with the regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder’s basis in his or her fund shares.

Offsetting positions in any actively traded security, option, futures or forward contract a fund enters into or holds may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the funds, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

When a covered call option written (sold) by a fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a fund is exercised, the fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security’s basis.

If a fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract a fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

A fund that acquires zero coupon or other securities issued with OID and/or Treasury inflation-indexed securities (“TIIS”), on which principal is adjusted based on changes in the Consumer Price Index, must include in its gross income the OID that accrues on those securities, and the amount of any principal increases on TIIS, during the taxable year, even if the fund receives no corresponding payment on them during the year. Similarly, a fund that invests in payment-in-kind (“PIK”) securities must include in its gross income securities it receives as “interest” on those securities. Each fund has elected similar treatment with respect to securities purchased at a discount from their face value (“market discount”). Because a fund annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from the fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

OTHER INFORMATION

Delaware Statutory Trust.    The Trust is an entity of the type commonly known as a Delaware statutory trust. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust’s shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of a fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a fund. However, the trust instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from a fund’s property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility that Equitable believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The Trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.

Classes of Shares.    Each Allocation Fund consists of Class A shares, Class B shares, Class C shares and Class Y shares. A share of each class of a fund represents an identical interest in that fund’s investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the funds will affect the performance of those classes. Each share of a fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, Class B, Class C and Class Y shares will differ.

Voting Rights.    Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the funds as a group may elect all of the Trustees of the Trust. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

Shareholder Meetings.    The Trust does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a Trustee at the written request of holders of 10% of the outstanding shares of the Trust.

Class-Specific Expenses.    Each fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder’s investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP (“PwC”), 300 Madison Avenue, New York, New York 10017, serves as the Trust’s independent registered public accounting firm. PwC is responsible for auditing the annual financial statements of the Trust.

Custodian

JPMorgan Chase Bank (“Chase”), 4 Chase MetroTech Center, Brooklyn, New York 11245, serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the custody agreement between the Trust and Chase, Chase maintains cash, securities and other assets of the funds. Chase is also required, upon the order of the Trust, to deliver securities held by Chase, and to make payments for securities purchased by the Trust. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Transfer Agent

Boston Financial Data Services, Inc., 330 West 9th Street, Kansas City, MO 64105, serves as the transfer agent and dividend disbursing agent for the Trust.

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036, serves as counsel to the Trust. Goodwin Procter LLP, 599 Lexington Avenue, New York, New York 10022, serves as counsel to the Independent Trustees of the Trust.

FINANCIAL STATEMENTS

Each fund is newly organized and had no operations or financial information of its own prior to January 10, 2005 for the Conservative, Moderate and Aggressive Funds and April     , 2005 for the Moderate-Plus Fund. However, the Moderate-Plus Fund is the successor to a substantially similar investment company, as described in the Prospectus, and has assumed the operating history and financial statements of its predecessor, the Enterprise Managed Fund, which was a series of The Enterprise Group of Funds, Inc. The financial statements for the Moderate-Plus Fund were derived from the predecessor fund’s financial statements, which were audited by PwC, whose report along with the financial statements of the predecessor fund, is included in the Annual Report for the predecessor fund (The Enterprise Group of Funds, Inc. Annual Report for the Fiscal Year Ended October 31, 2004). The audited financial statements for the period ended October 31, 2004, including the financial highlights, appearing in the predecessor fund’s Annual Report, filed electronically with the SEC, are incorporated by reference and made a part of this document.

APPENDIX A

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by Standard & Poor’s. Commercial paper rated A-1 by Standard & Poor’s has the following characteristics:

•	liquidity ratios are adequate to meet cash requirements;

•	long-term senior debt is rated “A” or better;

•	the issuer has access to at least two additional channels of borrowing;

•	basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

•	typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and

•	the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by Standard & Poor’s to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following:

•	evaluation of the management of the issuer;

•	economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

•	evaluation of the issuer’s products in relation to competition and customer acceptance;

•	liquidity;

•	amount and quality of long-term debt;

•	trend of earnings over a period of ten years;

•	financial strength of parent company and the relationships which exist with the issuer; and

•	recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be “investment grade” if they are in one of the top four ratings.

Standard & Poor’s ratings are as follows:

•	Bonds rated AAA have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

•	Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

•	Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

•	Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal.

Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

•	Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

•	The rating C1 is reserved for income bonds on which no interest is being paid.

•	Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody’s ratings are as follows:

•	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

•	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

•	Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

•	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

•	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

•	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

•	Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier “1” indicates that a security ranks in the higher end of its rating category, the modifier “2” indicates a mid-range ranking and the modifier “3” indicates that the issue ranks in the lower end of its rating category.

PART C: OTHER INFORMATION

Item 23.	Exhibits:

(a)	Trust Instrument

(a)(1)	Agreement and Declaration of Trust of Registrant. (1)

(a)(2)	Certificate of Trust of Registrant. (1)

(a)(2)(i)	Certificate of Amendment to Certificate of Trust. (6)

(b)	By-laws of Registrant. (1)

(c)	None other than provisions contained in Exhibit (a)(1) and (b)

(d)	Investment Advisory Contracts

(d)(1)	Investment Management Agreement between Registrant and AXA Equitable Life Insurance Company (“Equitable”) (formerly The Equitable Life Assurance Society of the United States) dated as of November 30, 2001. (3)

(d)(1)(i)	Investment Management Agreement between Registrant and Equitable dated as of December 17, 2004. (6)

(d)(1)(ii)	Form of Amendment No. 1 to Investment Management Agreement between Registrant and Equitable dated as of December 17, 2004 – (filed herewith).

(d)(2)	Investment Advisory Agreement between Equitable and Alliance Capital Management L.P. (“Alliance Capital”) dated as of November 30, 2001 with respect to AXA Premier Large Cap Growth Fund, AXA Premier Large Cap Core Equity Fund, AXA Premier Large Cap Value Fund, AXA Premier Small/Mid Cap Growth Fund, AXA Premier International Equity Fund, AXA Premier Technology Fund and AXA Premier Money Market Fund. (2)

(d)(2)(i)	Amended and Restated Investment Advisory Agreement between Equitable and Alliance Capital dated as of July 31, 2003 with respect to AXA Premier Large Cap Growth Fund, AXA Premier Large Cap Core Equity Fund, AXA Premier Large Cap Value Fund, AXA Premier Small/Mid Cap Growth Fund, AXA Premier International Equity Fund, AXA Premier Technology Fund and AXA Premier Money Market Fund. (4)

(d)(2)(ii)	Amendment No. 1 dated as of December 12, 2003 to Amended and Restated Investment Advisory Agreement between Equitable and Alliance Capital with respect to AXA Premier Large Cap Growth Fund, AXA Premier Large Cap Core Equity Fund, AXA Premier Large Cap Value Fund, AXA Premier Small/Mid Cap Growth Fund, AXA Premier International Equity Fund and AXA Premier Money Market Fund. (4)

(d)(3)	Investment Advisory Agreement between Equitable and Dresdner RCM Global Investors LLC (“Dresdner”) dated as of November 30, 2001 with respect to AXA Premier Large Cap Growth Fund, AXA Premier Technology Fund and AXA Premier Health Care Fund. (1)

(d)(3)(i)	Investment Advisory Agreement between Equitable and Dresdner dated as of November 30, 2001 with respect to AXA Premier Large Cap Growth Fund, AXA Premier Technology Fund and AXA Premier Health Care Fund. (2)

(d)(3)(ii)	Amended and Restated Investment Advisory Agreement between Equitable and Dresdner dated as of July 31, 2003 with respect to AXA Premier Large Cap Growth Fund, AXA Premier Technology Fund and AXA Premier Health Care Fund. (4)

(d)(3)(iii)	Amendment No. 1 dated as of December 12, 2003 to Amended and Restated Investment Advisory Agreement between Equitable and Dresdner with respect to AXA Premier Large Cap Growth Fund, AXA Premier Technology Fund and AXA Premier Health Care Fund. (4)

(d)(4)	Investment Advisory Agreement between Equitable and TCW Investment Management Company (“TCW”) dated as of November 30, 2001 with respect to AXA Premier Large Cap Growth Fund and AXA Premier Small/Mid Cap Value Fund. (1)

(d)(4)(i)	Amended and Restated Investment Advisory Agreement between Equitable and TCW dated as of August 18, 2003 with respect to AXA Premier Large Cap Growth Fund and AXA Premier Small/Mid Cap Value Fund. (4)

(d)(5)	Investment Advisory Agreement between Equitable and Janus Capital Management LLC (“Janus”) dated as of April 3, 2002 with respect to AXA Premier Large Cap Core Equity Fund. (2)

(d)(5)(i)	Amended and Restated Investment Advisory Agreement between Equitable and Janus dated as of July 31, 2003 with respect to AXA Premier Large Cap Core Equity Fund. (4)

(d)(6)	Investment Advisory Agreement between Equitable and Thornburg Investment Management, Inc. (“Thornburg”) dated as of November 30, 2001 with respect to AXA Premier Large Cap Core Equity Fund. (1)

(d)(6)(i)	Amended and Restated Investment Advisory Agreement between Equitable and Thornburg dated as of July 31, 2003 with respect to AXA Premier Large Cap Core Equity Fund. (4)

(d)(7)	Investment Advisory Agreement between Equitable and Institutional Capital Corporation (“ICAP”) dated as of November 30, 2001 with respect to AXA Premier Large Cap Value Fund. (1)

(d)(7)(i)	Amended and Restated Investment Advisory Agreement between Equitable and ICAP dated as of July 31, 2003 with respect to AXA Premier Large Cap Value Fund. (4)

(d)(8)	Investment Advisory Agreement between Equitable and MFS Investment Management (“MFS”) dated as of November 30, 2001 with respect to AXA Premier Large Cap Value Fund and AXA Premier Small/Mid Cap Growth Fund. (1)

(d)(8)(i)	Amendment No. 1 dated as of August 1, 2002 to Investment Advisory Agreement between Equitable and MFS with respect to AXA Premier Large Cap Value Fund. (2)

(d)(8)(ii)	Amended and Restated Investment Advisory Agreement between Equitable and MFS dated as of July 31, 2003 with respect to AXA Premier Large Cap Value Fund.(4)

(d)(9)	Investment Advisory Agreement between Equitable and RS Investment Management, LP (“RSIM”) dated as of November 30, 2001 with respect to AXA Premier Small/Mid Cap Growth Fund. (1)

(d)(10)	Investment Advisory Agreement between Equitable and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) dated as of November 30, 2001 with respect to AXA Premier Small/Mid Cap Value Fund. (1)

(d)(10)(i)	Amended and Restated Investment Advisory Agreement between Equitable and AXA Rosenberg dated as of August 18, 2003 with respect to AXA Premier Small/Mid Cap Value Fund. (4)

(d)(11)	Investment Advisory Agreement between Equitable and The Boston Company Asset Management, LLC (“BCAM”) dated as of November 30, 2001 with respect to AXA Premier Small/Mid Cap Value Fund. (1)

(d)(12)	Investment Advisory Agreement between Equitable and Bank of Ireland Asset Management (U.S.) Limited (“BIAM (U.S.)”) dated as of November 30, 2001 with respect to AXA Premier International Equity Fund. (1)

(d)(12)(i)	Amended and Restated Investment Advisory Agreement between Equitable and BIAM (U.S.) dated as of July 31, 2003 with respect to AXA Premier International Equity Fund. (4)

(d)(13)	Investment Advisory Agreement between Equitable and Oppenheimer Funds, Inc. (“Oppenheimer”) dated as of November 30, 2001 with respect to AXA Premier International Equity Fund. (1)

(d)(14)	Investment Advisory Agreement between Equitable and Firsthand Capital Management, Inc. (“Firsthand”) dated as of November 30, 2001 with respect to AXA Premier Technology Fund. (1)

(d)(14)(i)	Amended and Restated Investment Advisory Agreement between Equitable and Firsthand dated as of July 31, 2003 with respect to AXA Premier Technology Fund. (4)

(d)(14)(ii)	Amendment No. 1 dated as of December 12, 2003 to Amended and Restated Investment Advisory Agreement between Equitable and Firsthand with respect to AXA Premier Technology Fund. (4)

(d)(15)	Investment Advisory Agreement between Equitable and A I M Capital Management, Inc. (“AIM”) dated as of November 30, 2001 with respect to AXA Premier Health Care Fund. (1)

(d)(15)(i)	Amended and Restated Investment Advisory Agreement between Equitable and AIM dated as of July 31, 2003 with respect to AXA Premier Health Care Fund. (4)

(d)(16)	Investment Advisory Agreement between Equitable and Wellington Management Company, LLP (“Wellington”) dated as of November 30, 2001 with respect to AXA Premier Health Care Fund. (1)

(d)(16)(i)	Amendment No. 1 dated as of August 1, 2002 to Investment Advisory Agreement between Equitable and Wellington with respect to AXA Premier Small/Mid Cap Value Fund and AXA Premier Health Care Fund. (2)

(d)(16)(ii)	Amended and Restated Investment Advisory Agreement between Equitable and Wellington dated as of August 18, 2003 with respect to AXA Premier Small/Mid Cap Value Fund and AXA Premier Health Care Fund. (4)

(d)(16)(iii)	Amendment No. 1 dated as of December 12, 2003 to Amended and Restated Investment Advisory Agreement between Equitable and Wellington with respect to AXA Premier Health Care Fund and AXA Premier Technology Fund. (4)

(d)(17)	Investment Advisory Agreement between Equitable and BlackRock Advisors, Inc. (“BAI”) dated as of November 30, 2001 with respect to AXA Premier Core Bond Fund. (1)

(d)(17)(i)	Amended and Restated Investment Advisory Agreement between Equitable and BAI dated as of August 18, 2003 with respect to AXA Premier Core Bond Fund. (4)

(d)(18)	Investment Advisory Agreement between Equitable and Pacific Investment Management Company LLC (“PIMCO”) dated as of November 30, 2001 with respect to AXA Premier Core Bond Fund. (1)

(d)(18)(i)	Amended and Restated Investment Advisory Agreement between Equitable and PIMCO dated as of July 31, 2003 with respect to AXA Premier Core Bond Fund. (4)

(d)(19)	Investment Advisory Agreement between Equitable and Provident Investment Counsel, Inc. (“Provident”) dated as of August 1, 2002 with respect to AXA Premier Small/Mid Cap Growth Fund. (2)

(d)(19)(i)	Amended and Restated Investment Advisory Agreement between Equitable and Provident dated as of July 31, 2003 with respect to AXA Premier Small/Mid Cap Growth Fund. (4)

(d)(20)	Investment Advisory Agreement between Equitable and Franklin Advisers, Inc. (“Franklin”) dated as of May 30, 2003 with respect to AXA Premier Small/Mid Cap Growth Fund. (4)

(d)(21)	Investment Advisory Agreement between Equitable and Marsico Capital Management, LLC (“Marsico”) dated as of May 30, 2003 with respect to AXA Premier International Equity Fund. (4)

(d)(22)	Investment Advisory Agreement between Equitable and J.P. Morgan Investment Management Inc. (“J.P. Morgan”) dated as of December 17, 2004 with respect to AXA International Equity Fund. (6)

(e)	Underwriting Contracts

(e)(1)	Distribution Agreement between Registrant and AXA Advisors, LLC (“AXA Advisors”) dated as of November 30, 2001. (1)

(e)(1)(i)	Amended and Restated Distribution Agreement between Registrant and AXA Advisors dated as of December 10, 2004. (6)

(e)(2)	Distribution Agreement between Registrant and Equitable Distributors, Inc. (“EDI”) dated as of November 30, 2001. (1)

(e)(3)	Distribution Agreement between Registrant and AXA Distributors, LLC (“AXA Distributors”) dated as of November 30, 2001. (1)

(e)(3)(i)	Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of December 10, 2004. (6)

(e)(4)	Distribution Agreement between Registrant and Enterprise Fund Distributors, Inc. (“EFD”) dated as of December 10, 2004. (6)

(e)(4)(i)	Form of Amendment No. 1 to the Distribution Agreement between Registrant and EFD dated as of December 10, 2004 – (filed herewith).

(f)	Form of Deferred Compensation Plan. (1)

(g)	Global Custody Agreement between Registrant and JPMorgan Chase Bank dated as of December 31, 2001. (2)

(g)(1)	Form of Amendment No. 1 dated as of January 3, 2005 to Global Custody Agreement between Registrant and JPMorgan Chase Bank dated as of December 31, 2001. (6)

(g)(1)(i)	Form of Amendment No. 2 to Global Custody Agreement between Registrant and JPMorgan Chase Bank dated as of December 31, 2001 – (filed herewith).

(h)	Other Material Contracts

(h)(1)	Mutual Funds Service Agreement between Registrant and Equitable dated as of November 30, 2001. (1)

(h)(3)	Transfer Agency Services Agreement between Registrant and PFPC, Inc. (“PFPC”) dated as of December 20, 2001. (1)

(h)(3)(i)	Amendment to Transfer Agency Services Agreement between Registrant and PFPC dated as of July 24, 2002. (2)

(h)(3)(ii)	Amendment to Transfer Agency Services Agreement between Registrant and PFPC dated as of December 10, 2002. (2)

(h)(3)(iii)	Form of Transfer Agency Services Agreement between Registrant and Boston Financial Data Services, Inc., a division of State Street Bank and Trust Company dated as of December 13, 2004 — (filed herewith).

(h)(4)	Expense Limitation Agreement between Registrant and Equitable dated as of November 30, 2001. (1)

(h)(4)(i)	Amended and Restated Expense Limitation Agreement between Registrant and Equitable, effective as of June 1, 2002. (2)

(h)(4)(ii)	Form of Amendment No. 1 dated as of January 3, 2005 to the Amended and Restated Expense Limitation Agreement between Registrant and Equitable dated as of June 1, 2002. (6)

(h)(4)(iii)	Form of Amendment No. 2 to the Amended and Restated Expense Limitation Agreement between Registrant and Equitable dated as of June 1, 2002 — (filed herewith).

(i)	Legal Opinions

(i)(1)	Legal Opinion of Kirkpatrick & Lockhart Nicholson Graham LLP regarding the legality of the securities being registered — (to be filed by amendment).

(i)(2)	Legal Opinion of Delaware counsel regarding the legality of the securities being registered. (1)

(j)	Other Consents

(j)(1)	Consent of Independent Accountants — (to be filed by amendment).

(j)(2)	Powers of Attorney. (1)

(j)(2)(i)	Revised Powers of Attorney. (2)

(k)	Omitted Financial Statements — (not applicable).

(l)	Initial Capital Agreement dated November 12, 2001. (1)

(m)	Rule 12b-1 Plans

(m)(1)	Distribution Plan pursuant to Rule 12b-1 with respect to Class A shares of the Registrant. (6)

(m)(2)	Distribution Plan pursuant to Rule 12b-1 with respect to Class B and C shares of the Registrant. (1)

(m)(3)(i)	Distribution Plan pursuant to Rule 12b-1 with respect to Class P shares (formerly, Class A shares) of the Registrant. (1)

(m)(3)(ii)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 with respect to Class P shares of the Registrant. (6)

(n)	Plan Pursuant to Rule 18f-3 Under the Investment Company Act of 1940. (1)

(n)(1)	Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940. (6)

(o)	Reserved

(p)	Codes of Ethics

(p)(1)	Code of Ethics of the Registrant, Equitable, AXA Advisors and AXA Distributors. (1)

(p)(1)(i)	Code of Ethics of the Registrant, Equitable, AXA Advisors and AXA Distributors, as revised December 10, 2003. (4)

(p)(1)(ii)	Code of Ethics of the Registrant, Equitable, AXA Advisors and AXA Distributors, as revised December 9, 2004. (6)

(p)(2)	Code of Ethics of Alliance Capital, dated January 2001. (1)

(p)(2)(i)	Revised Code of Ethics of Alliance Capital, effective April 2002. (2)

(p)(2)(ii)	Revised Code of Ethics of Alliance Capital, effective June 2003. (4)

(p)(3)	Code of Ethics of Dresdner, revised May 2001. (1)

(p)(3)(i)	Code of Ethics of Dresdner, as revised January 1, 2004. (6)

(p)(4)	Code of Ethics of TCW, dated March 2000. (1)

(p)(4)(i)	Code of Ethics of TCW, as amended April 2004. (6)

(p)(5)	Code of Ethics of Janus, as revised June 1, 2001. (1)

(p)(5)(i)	Code of Ethics of Janus, as revised April 1, 2002. (2)

(p)(5)(ii)	Code of Ethics of Janus, as revised March 14, 2003. (4)

(p)(5)(iii)	Code of Ethics of Janus, as revised June 9, 2003 .(4)

(p)(5)(iv)	Code of Ethics of Janus, as revised September 14, 2004. (6)

(p)(6)	Code of Ethics of Thornburg, as revised May 2001. (1)

(p)(6)(i)	Code of Ethics of Thornburg, as revised November 2003. (6)

(p)(7)	Code of Ethics of ICAP, restated effective as of September 30, 1998 and amended March 1, 2000. (1)

(p)(8)	Code of Ethics of MFS, effective as of September 1, 2000. (1)

(p)(9)	Code of Ethics of RSIM, dated July 1, 2000, amended March 8, 2001. (1)

(p)(10)	Code of Ethics of AXA Rosenberg. (1)

(p)(11)	Code of Ethics of BCAM. (1)

(p)(12)	Code of Ethics of BIAM (U.S.). (1)

(p)(12)(i)	Code of Ethics of BIAM (U.S.), as revised January 2004. (6)

(p)(13)	Code of Ethics of Oppenheimer, dated March 1, 2000. (1)

(p)(13)(i)	Code of Ethics of Oppenheimer, dated as of May 15, 2002, as amended and restated. (2)

(p)(14)	Code of Ethics of Firsthand, dated May 12, 2001. (1)

(p)(14)(i)	Code of Ethics of Firsthand, as revised June 18, 2004. (6)

(p)(15)	Code of Ethics of AIM, as amended February 24, 2001. (1)

(p)(15)(i)	Code of Ethics of AIM, as amended September 27, 2002. (2)

(p)(15)(ii)	Code of Ethics of AIM, as amended June 10, 2003. (4)

(p)(16)	Code of Ethics of Wellington, revised March 1, 2000. (1)

(p)(16)(i)	Code of Ethics of Wellington, as revised July 1, 2004. (6)

(p)(17)	Code of Ethics of BAI, effective March 1, 2000. (1)

(p)(18)	Code of Ethics of PIMCO, effective as of March 31, 2000. (1)

(p)(18)(i)	Code of Ethics of PIMCO, as revised February 1, 2004. (6)

(p)(19)	Code of Ethics of Provident, effective February 15, 2002. (2)

(p)(19)(i)	Code of Ethics of Provident, effective April 1, 2003. (4)

(p)(19)(ii)	Code of Ethics of Provident, as revised January 1, 2004. (6)

(p)(20)	Code of Ethics of Franklin, revised December 3, 2003. (4)

(p)(20)(i)	Code of Ethics of Franklin, as revised May 2004. (6)

(p)(21)	Code of Ethics of Marsico, effective February 13, 2003. (4)

(p)(21)(i)	Code of Ethics of Marsico, as revised November 2003. (6)

(p)(22)	Code of Ethics of J.P. Morgan, dated October 2003. (6)

(p)(23)	Code of Ethics of EFD dated February 18, 2004. (6)

(1)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on December 5, 2001 (File No. 333-70752).
(2)	Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on December 19, 2002 (File No. 333-70752).
(3)	Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on February 20, 2003 (File No. 333-70752).

(4)	Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A filed on December 22, 2003 (File No. 333-70752).
(5)	Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on October 13, 2004 (File No. 333-70752).
(6)	Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 (File No. 333-70752).

Item 24. Persons controlled by or under Common Control with Registrant

None.

Item 25. Indemnification

Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on December 19, 2002 (File No. 333-70752).

Item 26. Business and Other Connections of Investment Adviser

Equitable is a registered investment adviser and serves as manager for all funds of the Registrant. The description of Equitable under the caption of “Management Team” in the Prospectus and under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information on the directors and officers of Equitable set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-07000) is incorporated herein by reference. Equitable, with the approval of the Registrant’s board of trustees, selects sub-advisers for the funds of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for the funds.

Alliance Capital serves as a sub-adviser to AXA Premier Large Cap Growth Fund, AXA Premier Large Cap Value Fund, AXA Premier Small/Mid Cap Growth Fund and AXA Money Market Fund. In addition, Alliance Capital, through its Bernstein Investment Research and Management unit, serves as a sub-adviser to AXA Premier Large Cap Core Equity Fund and AXA Premier International Equity Fund. The description of Alliance Capital under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 is incorporated herein by reference. Information on the directors and officers of Alliance Capital set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720) is incorporated herein by reference.

Dresdner serves as a sub-adviser to AXA Premier Large Cap Growth Fund, AXA Premier Technology Fund and AXA Premier Health Care Fund. The description of Dresdner under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 is incorporated herein by reference. Information on the directors and officers of Dresdner set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56308) is incorporated herein by reference.

TCW serves as a sub-adviser to AXA Premier Large Cap Growth Fund and AXA Premier Small/Mid Cap Value Fund. The description of TCW under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 is incorporated herein by reference. Information on the directors and officers of TCW set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29075) is incorporated herein by reference.

Janus serves as a sub-adviser to AXA Premier Large Cap Core Equity Fund. The description of Janus under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 is incorporated herein by reference. Information on the directors and officers of Janus set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-13991) is incorporated herein by reference.

Thornburg serves as a sub-adviser to AXA Premier Large Cap Core Equity Fund. The description of Thornburg under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 is incorporated herein by reference. Information on the directors and officers of Thornburg set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17853) is incorporated herein by reference.

ICAP serves as a sub-adviser to AXA Premier Large Cap Value Fund. The description of ICAP under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 is incorporated herein by reference. Information on the directors and officers of ICAP set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-40779) is incorporated herein by reference.

MFS serves as a sub-adviser to AXA Premier Large Cap Value Fund. The description of MFS under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 is incorporated herein by reference. Information on the directors and officers of MFS set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-46433) is incorporated herein by reference.

Provident serves as a sub-adviser to AXA Premier Small/Cap Growth Fund. The description of Provident under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 is incorporated herein by reference. Information on the directors and officers of Provident set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47993) is incorporated herein by reference.

Franklin serves as a sub-adviser to AXA Premier Small/Mid Cap Growth Fund. The description of Franklin under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 is incorporated herein by reference. Information on the directors and officers of Franklin set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-26292) is incorporated herein by reference.

AXA Rosenberg serves as a sub-adviser to AXA Premier Small/Mid Cap Value Fund. The description of AXA Rosenberg under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 is incorporated herein by reference. Information on the directors and officers of AXA Rosenberg set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56080) is incorporated herein by reference.

J.P. Morgan serves as a sub-adviser to AXA Premier International Equity Fund. The description of J.P. Morgan under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 is incorporated herein by reference. Information on the directors and officers of J.P. Morgan set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21011) is incorporated herein by reference.

Marsico serves as a sub-adviser to AXA Premier International Equity Fund. The description of Marsico under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 is incorporated herein by reference. Information on the directors and officers of Marsico set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54914) is incorporated herein by reference.

Firsthand serves as a sub-adviser to AXA Premier Technology Fund. The description of Firsthand under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 is incorporated herein by reference. Information on the directors and officers of Firsthand set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-45534) is incorporated herein by reference.

AIM serves as a sub-adviser to AXA Premier Health Care Fund. The description of AIM under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 is incorporated herein by reference. Information on the directors and officers of AIM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15211) is incorporated herein by reference.

Wellington serves as a sub-adviser to AXA Premier Health Care Fund, AXA Premier Small/Mid Cap Value Fund and AXA Premier Technology Fund. The description of Wellington under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 is incorporated herein by reference. Information on the directors and officers of Wellington set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15908) is incorporated herein by reference.

BAI serves as a sub-adviser to AXA Premier Core Bond Fund. The description of BAI under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 is incorporated herein by reference. Information on the directors and officers of BAI set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47710) is incorporated herein by reference.

PIMCO serves as a sub-adviser to AXA Premier Core Bond Fund. The description of PIMCO under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Part B of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on December 30, 2004 is incorporated herein by reference. Information on the directors and officers of PIMCO set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) is incorporated herein by reference.

Item 27. Principal Underwriter

(a) AXA Advisors, AXA Distributors and EFD are the principal underwriters. AXA Advisors also serves as a principal underwriter for the following entities: AXA Premier VIP Trust; EQ Advisors Trust; Separate Account Nos. 45, 66 and 301 of Equitable; and Separate Accounts A, I and FP of Equitable. AXA Distributors also serves as a principal underwriter for AXA Premier VIP Trust, EQ Advisors Trust and Separate Account No. 49 of Equitable. EFD also serves as a principal underwriter for The Enterprise Group of Funds, Inc.

(b) Set forth below is certain information regarding the directors and officers of AXA Advisors, AXA Distributors and EFD, the principal underwriters. The business address of each person listed below is 1290 Avenue of the Americas, New York, New York 10104. The business address of each person whose name is preceded by an asterisk is 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.

AXA Advisors, LLC

Name and Principal Business Address	Positions and Offices With AXA Advisors, LLC	Positions and Offices With the Trust
DIRECTORS
Harvey E. Blitz	Director
Jerald E. Hampton	Director
Robert S. Jones	Director
Richard Dziadzio	Director
Ned Dane	Director
Jill Cooley	Director
Robert Wright	Director

OFFICERS
Robert S. Jones	Chairman of the Board
Ned Dane	President
Jill Cooley	Chief Operating Officer
Edward J. Hayes	Executive Vice President
Stuart Abrams	Senior Vice President and General Counsel
Kevin Byrne	Senior Vice President and Treasurer
Stephen T. Burnthall	Senior Vice President
Janell Chan	Senior Vice President
Mark D. Godofsky	Senior Vice President and Controller
James Goodwin	Senior Vice President
Jeffrey Green	Senior Vice President
David Cerza	First Vice President
Donna M. Dazzo	First Vice President
Amy Franceschini	First Vice President
Peter Mastrantuono	First Vice President
Patricia Roy	Vice President and Chief Compliance Officer
David Mahler	Vice President and Compliance Officer
Linda J. Galasso	Vice President and Secretary
Beth Andreozzi	Vice President and Deputy General Counsel
Janet Friedman	Vice President
Raymond T. Barry	Vice President
Michael Brzozowski	Vice President
Claire A. Comerford	Vice President

AXA Advisors, LLC

Name and Principal Business Address	Positions and Offices With AXA Advisors, LLC	Positions and Offices With the Trust
Gary Gordon	Vice President
Michael V. Higgins	Vice President
Gisela Jackson	Vice President
Frank Massa	Vice President
Carolann Matthews	Vice President
José Montengro	Vice President
Roger Pacheco	Vice President
Edna Russo	Vice President
Michael Ryniker	Assistant Vice President
Frank Acierno	Assistant Vice President
Irina Gyula	Assistant Vice President
Harvey E. Blitz	Assistant Vice President
Ruth Shorter	Assistant Vice President
Richard Morin	Assistant Vice President
Francesca Divone	Assistant Secretary

AXA Distributors, LLC

Name and Principal Business Address	Positions and Offices With AXA Distributors, LLC	Positions and Offices With the Trust
DIRECTORS
Jerald E. Hampton	Director
Deanna Mulligan	Director
James Mullery	Director
Laura Pantaleo	Director

OFFICERS
Jerald E. Hampton	Chairman of the Board, President and Chief Executive Officer
Hunter Allen	Executive Vice President and National Sales Director
Michael Brandreit	Executive Vice President and National Sales Manager, Financial Institutions
Michael McDaniel	Executive Vice President and National Sales Manager, Broker Dealer
James Mullery	Executive Vice President and Chief Sales Director
Laura Pantaleo	Executive Vice President, Head of Strategic Business Development

AXA Distributors, LLC

Name and Principal Business Address	Positions and Offices With AXA Distributors, LLC	Positions and Offices With the Trust
Bryan Tutor	Executive Vice President and Chief Administrative Officer
Kristin Brown	Senior Vice President
Megan Condron	Senior Vice President and National Accounts Director, Broker Dealer
Jeff Herman	Senior Vice President
Nelida Garcia	Senior Vice President
Harry Johnson	Senior Vice President
Anthea Parkinson	Senior Vice President and National Accounts Director, Broker Dealer
Daniel Roebuck	Senior Vice President
Norman J. Abrams	Vice President and General Counsel
Kurt Auleta	Vice President and Annuity Sales Desk Manager
Raymond T. Barry	Vice President
Jeffrey Coomes	Vice President
Nahula Ethirveerasingan	Vice President
Daniel Faller	Vice President
Carol Fracasso	Vice President and Life Sales Desk Manager
Linda J. Galasso	Vice President and Secretary

David Halstead	Vice President
Page Long	Vice President
Dimas Nunez	Vice President
Patrick O’Shea	Vice President and Chief Financial Officer
Ronald R. Quist	Vice President and Treasurer
Alice Stout	Vice President
Mary Toumpas	Vice President and Compliance Officer
Steve Carapella	Assistant Vice President
Rhonda Clayton	Assistant Vice President
Sandra Ferantello	Assistant Vice President
Elizabeth Hafez	Assistant Vice President
Evan Hirsch	Assistant Vice President
Kelly Riddell	Assistant Vice President
Jon Zales	Assistant Vice President
Francesca Divone	Assistant Secretary

Enterprise Fund Distributors, Inc. (“EFD”)

Name and Principal Business Address	Positions and Offices With EFD	Positions and Offices With the Trust
DIRECTORS
Jerald E. Hampton	Director
Steven M. Joenk	Director	Chief Executive Officer and President
* James F. Mullery	Director
* John A. Schilt, Jr.	Director

OFFICERS
Steven M. Joenk	Co-Chairman of the Board
* James F. Mullery	Co-Chairman of the Board
* John A. Schilt, Jr.	President
* Phillip G. Goff	Chief Financial Officer
Kenneth T. Kozlowski	Treasurer	Chief Financial Officer and Treasurer
Patricia Louie	Secretary	Vice President and Secretary

(c) Inapplicable.

Item 28. Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6); (8); (12); and 31a- 1(d), the required books and records are maintained at the offices of Registrant’s Custodian:

JP Morgan Chase Bank

4 Chase MetroTech Center

Brooklyn, New York 11245

(b)	With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(iii) and (iv); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant’s Administrator and Sub-Administrator:

AXA Equitable Life Insurance Company	J.P. Morgan Investors Services Co.
(formerly The Equitable Life Assurance	73 Tremont Street
Society of the United States)	Boston, MA 02108

(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Manager or Sub-advisers:

AXA Equitable Life Insurance Company	AXA Rosenberg Investment Management LLC
(formerly The Equitable Life Assurance	4 Orinda Way
Society of the United States)	Building E
1290 Avenue of the Americas	Orinda, CA 94563
New York, NY 10104

Alliance Capital Management L.P.	Provident Investment Counsel, Inc.
1345 Avenue of the Americas	300 North Lake Avenue
New York, NY 10105	Pasadena, CA 91101-4106

RCM Capital Management LLC	J.P. Morgan Investment Management Inc.
(formerly Dresdner RCM Global	422 Fifth Avenue
Investors LLC)	New York, NY 10017
Four Embarcadero Center
San Francisco, CA 94111-4189

TCW Investment Management Company	Marsico Capital Management, LLC
865 South Figueroa Street	1200 17th Street
Los Angeles, CA 90017	Suite 1300
Denver, CO 80202

Janus Capital Management LLC	Firsthand Capital Management, Inc.
100 Fillmore Street	125 South Market
Denver, CO 80206	Suite 1200
San Jose, CA 95113

Thornburg Investment Management, Inc.	A I M Capital Management, Inc.
119 East Marcy Street	11 Greenway Plaza
Santa Fe, NM 87501-2046	Suite 100
Houston, TX 77046

Institutional Capital Corporation	Wellington Management Company, LLP
225 West Wacker Dr.	75 State Street
Suite 2400	Boston, MA 02109
Chicago, IL 60606

MFS Investment Management	BlackRock Advisors, Inc.
500 Boylston Street	345 Park Avenue
Boston, MA 02116	New York, NY 10154

Franklin Advisers, Inc.	Pacific Investment Management Company LLC
One Franklin Parkway	840 Newport Center Drive
San Mateo, CA 94403	Suite 360
Newport Beach, CA 92658-6430

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, AXA Enterprise Multimanager Funds Trust, has duly caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 18th day of January 2005.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

By:	/s/ STEVEN M. JOENK
Name:	Steven M. Joenk
Title:	President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ STEVEN M. JOENK Steven M. Joenk	Chairman of the Board, President and Chief Executive Officer	January 18, 2005

/s/ GERALD C. CROTTY* Gerald C. Crotty	Trustee	January 18, 2005

/s/ BARRY HAMERLING* Barry Hamerling	Trustee	January 18, 2005

/s/ CYNTHIA R. PLOUCHÉ* Cynthia R. Plouché	Trustee	January 18, 2005

/s/ RAYMAN L. SOLOMON* Rayman L. Solomon	Trustee	January 18, 2005

/s/ KENNETH T. KOZLOWSKI* Kenneth T. Kozlowski	Chief Financial Officer	January 18, 2005

*By:	/s/ STEVEN M. JOENK
Steven M. Joenk
(Attorney-in-Fact)

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

EXHIBIT INDEX

(d)(1)(ii)	Form of Amendment No. 1 to Investment Management Agreement between Registrant and Equitable dated as of December 17, 2004.

(e)(4)(i)	Form of Amendment No. 1 to the Distribution Agreement between Registrant and EFD dated as of December 10, 2004.

(g)(1)(i)	Form of Amendment No. 2 to to Global Custody Agreement between Registrant and JPMorgan Chase Bank dated as of December 31, 2001.

(h)(3)(iii)	Form of Transfer Agency Services Agreement between Registrant and Boston Financial Data Services, Inc., a division of State Street Bank and Trust Company dated as of December 13, 2004.

(h)(4)(iii)	Form of Amendment No. 2 to the Amended and Restated Expense Limitation Agreement between Registrant and Equitable dated as of June 1, 2002.